UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: April 30, 2013
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST

First Trust Preferred
Securities and Income Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2013

STONEBRIDGE
Advisors LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2013

Shareholder Letter ..........................................................  1
At A Glance .................................................................  2
Portfolio Commentary ........................................................  4
Understanding Your Fund Expenses ............................................  6
Portfolio of Investments ....................................................  7
Statement of Assets and Liabilities ......................................... 13
Statement of Operations ..................................................... 14
Statements of Changes in Net Assets ......................................... 15
Financial Highlights ........................................................ 16
Notes to Financial Statements ............................................... 21
Additional Information ...................................................... 28


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Stonebridge are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2013


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Preferred Securities and Income Fund (the "Fund").

The report you hold contains detailed information about your investment, a portfolio commentary from the Fund's management team that provides a recap of the period, a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust Advisors L.P. ("First Trust").

The six months covered by this report have been more positive for the U.S. markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 14% during the period, and many economists and investors have felt positive about the current market environment. Of course, past performance can never be an indicator of future performance. As I have written many times, First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2013 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees and
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2013 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
FIRST TRUST PREFERRED SECURITIES                 NET ASSET
  AND INCOME FUND                               VALUE (NAV)
-----------------------------------------------------------
Class A (FPEAX)                                  $22.67
Class C (FPECX)                                  $22.71
Class F (FPEFX)                                  $22.85
Class I (FPEIX)                                  $22.73
Class R3 (FPERX)                                 $22.66
-----------------------------------------------------------


-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
Wachovia Capital Trust III                         2.7%
SCE Trust I                                        2.1
Duke Energy Corp.                                  1.8
DTE Energy Co.                                     1.7
PNC Financial Services Group, Inc., Series P       1.6
JPMorgan Chase & Co., Series 1                     1.6
Endurance Specialty Holdings Ltd., Series B        1.6
ING Groep N.V.                                     1.5
Kimco Realty Corp., Series K                       1.5
NextEra Energy Capital Holdings, Inc., Series H    1.4
                                                 ------
                                        Total     17.5%
                                                 ======


-----------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Financials                                        78.3%
Utilities                                         14.4
Telecommunication Services                         3.4
Industrials                                        2.3
Energy                                             1.1
Consumer Discretionary                             0.5
                                                 ------
                                        Total    100.0%
                                                 ======

-----------------------------------------------------------
                                              % OF TOTAL
CREDIT QUALITY(1)                             INVESTMENTS
-----------------------------------------------------------
AA-                                                2.1%
A+                                                 0.5
A                                                  4.3
A-                                                 6.6
BBB+                                              20.5
BBB                                               34.2
BBB-                                              19.4
BB+                                                8.4
BB                                                 3.3
NR                                                 0.7
                                                 ------
                                        Total    100.0%
                                                 ======

--------------------------------------------------------------------------------------------------------------------------
                                               CLASS            CLASS            CLASS           CLASS            CLASS
DIVIDEND DISTRIBUTIONS                       A SHARES         C SHARES         F SHARES        I SHARES         R3 SHARES
--------------------------------------------------------------------------------------------------------------------------
Current Monthly Distribution per Share (2)    $0.0929          $0.0789          $0.0947         $0.0975          $0.0882
Current Distribution Rate on NAV (3)           4.92%            4.17%            4.97%           5.15%            4.67%


(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., Moody's Investors Service, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. See the prospectus or summary prospectus for more complete descriptions of ratings and rating organizations. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the credit worthiness of the issuer of the underlying securities in the Fund and not the Fund or its shares. Credit ratings are subject to change.

(2) Most recent distribution paid or declared through 4/30/2013. Subject to change in the future.

(3) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2013. Subject to change in the future.

NR    Not Rated

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE" - (CONTINUED)
AS OF APRIL 30, 2013 (UNAUDITED)

          -----------------------------------------------------------
                      PERFORMANCE OF A $10,000 INVESTMENT
          -----------------------------------------------------------
          This chart compares your Fund's Class I performance to that of the Merrill Lynch Fixed Rate Preferred Stock Index from 1/11/2011 through 4/30/2013.

               First Trust Preferred            Merrill Lynch Fixed
             Securities Income Fund -              Rate Preferred
                  Class I Shares                Stock Index ("P0P1")
1/11/2011             10,000                          10,000
4/30/2011             10,393                          10,454
10/31/11              10,521                          10,521
4/30/12               11,475                          11,155
10/31/12              12,398                          11,861
4/30/13               12,931                          12,287


-------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2013
-------------------------------------------------------------------------------------------------------------------------------
                                    A SHARES               C SHARES           F SHARES     I SHARES      R3 SHARES      P0P1*
                                    Inception             Inception          Inception     Inception     Inception
                                    2/25/2011             2/25/2011           3/2/2011     1/11/2011     3/2/2011
-------------------------------------------------------------------------------------------------------------------------------
                                                                 W/MAX
                                                                 1.00%
                                          W/MAX               CONTINGENT
                                 W/O      4.50%        W/O     DEFERRED         W/O           W/O           W/O          W/O
                                SALES     SALES       SALES      SALES         SALES         SALES         SALES        SALES
AVERAGE ANNUAL TOTAL RETURNS   CHARGES    CHARGE     CHARGES    CHARGE        CHARGES       CHARGES       CHARGES      CHARGES

6 Months                         4.18%    -0.50%      3.79%      2.79%          4.20%        4.30%         4.05%        3.72%
1 Year                          12.55%     7.49%     11.65%     10.65%         12.56%       12.69%        12.07%       10.28%
Since Inception                 11.49%     9.16%     10.73%     10.73%         11.82%       11.82%        10.98%        9.35%

30-Day SEC Yields(1)                  3.92%                3.36%                4.20%        4.35%         3.87%         N/A
-------------------------------------------------------------------------------------------------------------------------------

* Since inception return is based on the Class I shares inception date.

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 4.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class F, Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are 0.15% of average daily net assets for Class F Shares and combined Rule 12b-1 distribution and service fees are 0.50% of average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, Class R3 Shares combined Rule 12b-1 distribution and service fees were 0.75% of average daily net assets.

(1) 30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the fee waiver and/or reimbursement of Fund expenses, which has the effect of lowering the Fund's expense ratio and generating a higher yield.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2013

STONEBRIDGE ADVISORS LLC

Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") is the Sub-Advisor to First Trust Preferred Securities and Income Fund (the "Fund") and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred securities and North American equity income securities.

                           PORTFOLIO MANAGEMENT TEAM

SCOTT T. FLEMING, PRESIDENT AND CIO OF STONEBRIDGE ADVISORS LLC

Prior to founding Stonebridge in 2004, Mr. Fleming co-founded Spectrum Asset Management, Inc. in 1999, an investment advisor that specializes in preferred securities asset management for institutional clients and mutual funds. During his 13-year tenure there, he served as Chairman of the Board of Directors, Chief Financial Officer and Chief Investment Officer. Under his leadership, Spectrum grew to be one of the largest preferred securities managers in the country. As Chief Investment Officer at Spectrum, Mr. Fleming established and implemented custom investment strategies for the firm's clients. In this capacity, he was instrumental in growing assets under management to over $2 billion by consistently outperforming stated benchmarks by solid margins. Mr. Fleming previously served as Vice President and Portfolio Manager for DBL Preferred Management, Inc. in New York City. There he managed over $300 million of institutional assets with a strategy specializing in preferred securities. Mr. Fleming received a BS in accounting from Bentley College in Waltham, MA and his MBA in finance from Babson College in Wellesley, MA.

ALLEN SHEPARD, PHD, VICE PRESIDENT, SENIOR RISK ANALYST AND PORTFOLIO ANALYTICS

Dr. Shepard joined Stonebridge in 2004 and developed proprietary hedging models for use in managing preferred and fixed-income securities. Prior to joining Stonebridge, Dr. Shepard held positions as a Gibbs Instructor in the Mathematics Department at Yale University and as an Assistant Professor of Mathematics at Allegheny College. Dr. Shepard brings a strong academic background to Stonebridge's analytical team. He received a BA in mathematics from Hampshire College in 1980 and a PhD in mathematics from Brown University in 1985, specializing in the field of algebraic topology. His subsequent research has been in mathematical economics. Dr. Shepard collaborated extensively with leading economists to create a new mathematical framework for modeling the substitution effect in the Consumer Price Index. In addition, Dr. Shepard partnered with economic colleagues to develop models of modern manufacturing paradigms. In order to expand his background in applied mathematical disciplines, Dr. Shepard returned to graduate school during 1995-1997, first in the economics department at MIT and then in the PhD program in economics at Boston University.

ROBERT WOLF, VICE PRESIDENT, PORTFOLIO MANAGER AND SENIOR CREDIT ANALYST

Mr. Wolf brings 14 years of fixed-income experience to Stonebridge. His primary focus is in analyzing both investment-grade and non investment-grade securities, where he has developed a rigorous approach to credit and industry analysis. Prior to joining Stonebridge, Mr. Wolf was a high yield fixed-income research analyst at Lehman Brothers. In this role, his responsibilities included detailed credit analysis across multiple sectors, relative value analysis, and developing trade recommendations for Lehman's High-Yield proprietary trading effort. Mr. Wolf previously worked for Lehman Brothers Commercial Mortgage-Backed Securities
(CMBS) trading desk as a credit analyst where he provided in-depth analysis of CMBS transactions and the underlying Commercial Real Estate. Mr. Wolf received his BS degree in chemistry from Villanova University in 1999 and his MBA in finance from the New York University Stern School of Business in 2004.

DANIELLE SALTERS, CFA, CREDIT ANALYST

Ms. Salters has five years of investment management experience of which four years have been focused on fixed income. Previous functions have included fundamental credit research, relative value analysis and trading. Prior to beginning at Stonebridge, Ms. Salters was Portfolio Analyst at a boutique asset manager where she focused on high-yield credit analysis and portfolio analytics for a hedge fund and institutional client. Previously, Ms. Salters was employed by UBS Financial Services, Inc., where she worked in Taxable Fixed Income Sales and, later, served as the Fixed Income Specialist to a Portfolio Manager. Ms. Salters received a BA in economics from Duke University in 2007 and is a CFA charterholder.

                                   COMMENTARY

MARKET RECAP

The preferred market had a good start to the year as many investors' appetites for yield continued to be strong in the first quarter of 2013. Although macroeconomic conditions remain tepid, quantitative easing by central banks around the globe and relatively low yields in most other fixed-income products have left preferred securities as an attractive investment in the fixed-income category. With very little negative news in the U.S. market in the first quarter, products further out in the risk spectrum performed the best. Preferreds outperformed nearly all other fixed-income asset classes in first quarter 2013 except

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

for high yield. The broader U.S. equity market was the best performer during the quarter driven by the Federal Reserve's affirmation of its commitment to "QE3" and signs of an improving housing market. Convertible bonds also performed very well as they benefited from the gains in the equity markets. The long bond was the clear loser during the quarter; however, recent events--including the bailout of the banks in Cyprus and recent signs of global economic slowdown--lead us to believe that this may be a temporary phenomenon.

PERFORMANCE ANALYSIS

The total return for the six-month period ending April 30, 2013, on the Fund's Class I shares was 4.30% while the benchmark (Merrill Lynch Fixed Rate Preferred Stock Index or "P0P1") return for the same period was 3.72%. We have repeatedly stated the importance of security selection to our investment process and over the last six months, this selection provided a reasonable advantage over the benchmark.

MARKET AND FUND OUTLOOK

Given the strong demand by investors for higher yielding products like preferred securities in the low interest rate environment, we think preferreds will continue to offer good value relative to other fixed-income products. The yield spread of the Fund's benchmark index (P0P1) over the 10-year Treasury is 450 basis points as of April 30, 2013, which is 140 basis points wider than the historical average of 310 basis points(1). Prior to the credit crisis of August 2007, when many things such as correlations between preferreds and Treasuries changed, the average spread since inception was even tighter at 240 basis points. In addition, the spread of P0P1 to other credit products continues to be attractive. Historically wide spreads, coupled with improved credit fundamentals in the major sectors represented in the preferred universe, provides the potential for further tightening in preferreds (or at least offers a cushion against rising rates).

The biggest risks to our outlook for the preferred market continue to be politically driven actions in Europe and the U.S., and an unexpected rise in interest rates in the U.S. The Cyprus bank bailout was a perfect example of why we remain cautious on European issuers. For the time being, European leaders appear to be more supportive of a bailout of the weaker Eurozone members; however, creditors and investors may now contribute to "paying" for the bailout as they were forced to do in Cyprus.

Additionally, we are of the opinion that interest rates may move incrementally higher in 2013, although not enough to have a material impact on the preferred market. We expect any move higher to come at the long-end of the Treasury yield curve as the Fed is expected to keep the short-end near zero, potentially into 2015. There are a number of factors that we expect will keep rates from moving significantly higher. First, we believe that the "plow horse" economy we are experiencing in the U.S. and challenging global economic conditions cannot support rates materially higher than current rates. Second, there are risks to the U.S. economy that could develop out of the sequestration and debt ceiling negotiations. We are quickly approaching the end of the debt limit suspension in May. If further gridlock occurs in Washington or spending cuts negatively impact GDP, we could see a flight to quality that may drive investors back into Treasuries, similar to what occurred in 2011. Finally, we believe that significant increases in the 10-year Treasury would dampen the housing recovery in the U.S. Mortgage rates need to stay low to continue supporting a recovery in housing and the Fed is likely to intervene to keep the long-end in the current range. In our view, if we do see a further increase in the long-end of the Treasury curve, it is likely to result in spread compression before preferreds begin to widen out.

As long as we continue in this low interest-rate environment, we anticipate new issuance will remain strong for the remainder of 2013, especially in the $25 par securities. Despite the announcement of significant redemptions (which at the time of this writing have actually surpassed new issuance), we still think net issuance could be positive for the year. We anticipate that once the rules for acceptable forms of Tier 1 capital are finalized in Europe under Basel III and CRD IV, European banks may increase their issuance of preferreds and replace some of the higher-coupon securities outstanding in the market. U.S. banks will also likely need to issue more preferreds to meet capital rules in the U.S.


1 Historical average is calculated from inception of P0P1 index on 1/1/1994 to 3/31/2013.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2013 (UNAUDITED)

As a shareholder of the First Trust Preferred Securities and Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2013.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

             --------------------------------------------------------------------------------------------------------
                                                                           HYPOTHETICAL
                           ACTUAL EXPENSES                          (5% RETURN BEFORE EXPENSES)
             ---------------------------------------------   ------------------------------------------
               BEGINNING       ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
                ACCOUNT        ACCOUNT      DURING PERIOD     ACCOUNT         ACCOUNT     DURING PERIOD    ANNUALIZED
                 VALUE          VALUE        11/1/2012 -       VALUE           VALUE       11/1/2012 -       EXPENSE
               11/1/2012      4/30/2013     4/30/2013 (a)    11/1/2012       4/30/2013    4/30/2013 (a)    RATIOS (b)
             --------------------------------------------------------------------------------------------------------
Class A      $  1,000.00    $  1,041.80       $    7.09     $  1,000.00    $  1,017.85     $    7.00         1.40%
Class C         1,000.00       1,037.90           10.86        1,000.00       1,014.13         10.74         2.15
Class F         1,000.00       1,042.00            6.58        1,000.00       1,018.35          6.51         1.30
Class I         1,000.00       1,043.00            5.83        1,000.00       1,019.09          5.76         1.15
Class R3        1,000.00       1,040.50            8.35        1,000.00       1,016.61          8.25         1.65

(a) Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period (November 1, 2012 through April 30, 2013, multiplied by 181/365 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)

                                                                   STATED        STATED
   SHARES                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
$25 PAR PREFERRED SECURITIES - 69.4%

               CAPITAL MARKETS - 9.1%
       40,000  Affiliated Managers Group, Inc.................       6.38%      08/15/42     $    1,082,800
       95,431  Apollo Investment Corp.........................       6.63%      10/15/42          2,429,673
       21,795  Ares Capital Corp..............................       7.75%      10/15/40            588,465
      100,000  Bank of New York Mellon Corp...................       5.20%         (a)            2,562,000
       43,147  Charles Schwab Corp., Series B ................       6.00%         (a)            1,163,675
       93,800  Deutsche Bank Capital Funding Trust VIII ......       6.38%         (a)            2,376,892
       21,160  Goldman Sachs Group, Inc.......................       6.13%      11/01/60            566,876
       18,529  Goldman Sachs Group, Inc.......................       6.50%      11/01/61            514,921
       50,000  Goldman Sachs Group, Inc., Series J (b) .......       5.50%         (a)            1,289,575
      128,000  Morgan Stanley Capital Trust III ..............       6.25%      03/01/33          3,251,200
      110,100  Morgan Stanley, Series A (c) ..................       4.00%         (a)            2,536,704
       60,887  Raymond James Financial, Inc...................       6.90%      03/15/42          1,695,094
       94,863  State Street Corp., Series C ..................       5.25%         (a)            2,417,109
       10,000  Stifel Financial Corp..........................       6.70%      01/15/22            271,100
       23,100  Stifel Financial Corp..........................       5.38%      12/31/22            619,080
                                                                                             --------------
                                                                                                 23,365,164
                                                                                             --------------
               COMMERCIAL BANKS - 9.2%
       55,000  Banco Santander S.A., Series 6 (c) ............       4.00%         (a)            1,207,250
      100,299  Barclays Bank PLC, Series 2 ...................       6.63%         (a)            2,553,613
       59,982  BB&T Corp., Series E ..........................       5.63%         (a)            1,544,536
       75,700  BB&T Corp., Series F ..........................       5.20%         (a)            1,901,584
       23,424  First Republic Bank, Series A .................       6.70%         (a)              635,259
       84,850  First Republic Bank, Series B .................       6.20%         (a)            2,270,586
       78,900  HSBC USA, Inc., Series F (c) ..................       3.50%         (a)            1,777,617
       20,000  Lloyds Banking Group PLC ......................       7.75%      07/15/50            557,600
      132,500  PNC Financial Services Group, Inc.,
                  Series P (b) ...............................       6.13%         (a)            3,802,750
       79,200  Regions Financial Corp., Series A .............       6.38%         (a)            2,032,272
       44,097  SunTrust Banks, Inc., Series E ................       5.88%         (a)            1,125,796
       40,000  US Bancorp, Series F (b) ......................       6.50%         (a)            1,198,400
       50,000  US Bancorp, Series G (b) ......................       6.00%         (a)            1,403,000
       30,000  US Bancorp, Series H ..........................       5.15%         (a)              749,400
       27,500  Wells Fargo & Co., Series J ...................       8.00%         (a)              845,625
                                                                                             --------------
                                                                                                 23,605,288
                                                                                             --------------
               CONSUMER FINANCE - 1.9%
       89,000  Capital One Financial Corp., Series B .........       6.00%         (a)            2,324,680
       68,500  Discover Financial Services, Series B .........       6.50%         (a)            1,817,990
       25,000  HSBC Finance Corp., Series B ..................       6.36%         (a)              635,750
                                                                                             --------------
                                                                                                  4,778,420
                                                                                             --------------
               DIVERSIFIED FINANCIAL SERVICES - 4.4%
       55,432  Allied Capital Corp............................       6.88%      04/15/47          1,412,407
       51,747  Bank of America Corp., Series 5 (c) ...........       4.00%         (a)            1,226,922
      147,000  ING Groep N.V..................................       6.38%         (a)            3,719,100
       58,000  ING Groep N.V..................................       7.20%         (a)            1,485,380
       58,154  KKR Financial Holdings LLC ....................       8.38%      11/15/41          1,698,097


                       See Notes to Financial Statements                 Page 7

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

                                                                   STATED        STATED
   SHARES                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
$25 PAR PREFERRED SECURITIES - (CONTINUED)

               DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)
       17,000  KKR Financial Holdings LLC ....................       7.50%      03/20/42     $      468,520
       45,000  KKR Financial Holdings LLC, Series A ..........       7.38%         (a)            1,192,500
                                                                                             --------------
                                                                                                 11,202,926
                                                                                             --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
       69,000  Qwest Corp.....................................       7.50%      09/15/51          1,889,220
       85,634  Qwest Corp.....................................       7.00%      07/01/52          2,327,532
                                                                                             --------------
                                                                                                  4,216,752
                                                                                             --------------
               ELECTRIC UTILITIES - 9.7%
      175,000  Duke Energy Corp...............................       5.13%      01/15/73          4,464,250
       96,693  Entergy Louisiana LLC .........................       5.25%      07/01/52          2,522,720
       57,400  Entergy Mississippi, Inc.......................       6.00%      05/01/51          1,521,674
       73,300  Interstate Power & Light Co., Series D ........       5.10%         (a)            1,871,349
       74,400  NextEra Energy Capital Holdings, Inc...........       5.00%      01/15/73          1,844,376
      125,445  NextEra Energy Capital Holdings, Inc.,
                  Series H ...................................       5.63%      06/15/72          3,284,150
       65,000  NextEra Energy Capital Holdings, Inc.,
                  Series I ...................................       5.13%      11/15/72          1,644,500
       96,000  PPL Capital Funding, Inc., Series B ...........       5.90%      04/30/73          2,519,040
      190,404  SCE Trust I ...................................       5.63%         (a)            5,093,307
                                                                                             --------------
                                                                                                 24,765,366
                                                                                             --------------
               INSURANCE - 14.4%
       99,600  AEGON N.V......................................       6.50%         (a)            2,523,864
       49,000  AEGON N.V., Series 1 (c) ......................       4.00%         (a)            1,216,670
       49,195  Allianz SE ....................................       8.38%         (a)            1,246,788
       58,157  American Financial Group, Inc..................       6.38%      06/12/42          1,568,494
       12,929  American Financial Group, Inc..................       7.00%      09/30/50            354,901
       87,029  American International Group, Inc.,
                  Series A4 (b) ..............................       6.45%      06/15/77          2,220,110
      110,500  Arch Capital Group Ltd., Series C .............       6.75%         (a)            3,049,800
       25,000  Aspen Insurance Holdings Ltd. (b) .............       5.95%         (a)              637,500
       61,147  Aspen Insurance Holdings Ltd...................       7.25%         (a)            1,668,090
       39,804  Aspen Insurance Holdings Ltd. (b) .............       7.40%         (a)            1,096,998
      104,388  Aviva PLC .....................................       8.25%      12/01/41          3,004,287
       87,746  Axis Capital Holdings Ltd., Series C ..........       6.88%         (a)            2,434,074
      137,000  Endurance Specialty Holdings Ltd., Series B ...       7.50%         (a)            3,775,720
       80,400  MetLife, Inc., Series A (c) ...................       4.00%         (a)            2,041,356
       21,292  PartnerRe Ltd., Series E ......................       7.25%         (a)              607,887
       24,325  PartnerRe Ltd., Series F ......................       5.88%         (a)              625,639
       45,324  Protective Life Corp...........................       6.25%      05/15/42          1,191,115
       45,546  Protective Life Corp...........................       6.00%      09/01/42          1,191,939
       32,000  Prudential Financial, Inc......................       5.75%      12/15/52            825,280
       20,000  Prudential Financial, Inc......................       5.70%      03/15/53            509,200
       24,500  RenaissanceRe Holdings Ltd., Series C .........       6.08%         (a)              626,710
       66,368  Selective Insurance Group .....................       5.88%      02/09/43          1,696,532


Page 8                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

                                                                   STATED        STATED
   SHARES                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
$25 PAR PREFERRED SECURITIES - (CONTINUED)

               INSURANCE - (CONTINUED)
      100,000  Torchmark Corp.................................       5.88%      12/15/52     $    2,680,000
                                                                                             --------------
                                                                                                 36,792,954
                                                                                             --------------
               MACHINERY - 0.9%
       87,050  Stanley Black & Decker, Inc....................       5.75%      07/25/52          2,312,919
                                                                                             --------------
               MEDIA - 0.5%
       45,000  Comcast Corp...................................       5.00%      12/15/61          1,157,400
                                                                                             --------------
               MULTI-UTILITIES - 2.8%
       55,000  DTE Energy Co..................................       6.50%      12/01/61          1,529,550
      160,000  DTE Energy Co..................................       5.25%      12/01/62          4,128,000
       51,500  SCANA Corp.....................................       7.70%      01/30/65          1,403,890
                                                                                             --------------
                                                                                                  7,061,440
                                                                                             --------------
               REAL ESTATE INVESTMENT TRUSTS - 13.3%
      111,556  CommonWealth REIT .............................       5.75%      08/01/42          2,781,091
       49,944  CommonWealth REIT, Series E ...................       7.25%         (a)            1,268,078
       37,000  Digital Realty Trust, Inc., Series E ..........       7.00%         (a)            1,004,180
       59,729  Digital Realty Trust, Inc., Series F ..........       6.63%         (a)            1,572,664
       24,558  Health Care REIT, Inc., Series J ..............       6.50%         (a)              672,889
       54,099  Hospitality Properties Trust, Series D ........       7.13%         (a)            1,455,263
      140,000  Kimco Realty Corp., Series K ..................       5.63%         (a)            3,609,200
       81,700  National Retail Properties, Inc., Series D ....       6.63%         (a)            2,218,972
       80,000  PS Business Parks, Inc., Series T .............       6.00%         (a)            2,092,000
      108,628  PS Business Parks, Inc., Series U .............       5.75%         (a)            2,762,410
       25,000  Public Storage, Series T ......................       5.75%         (a)              648,750
       68,642  Public Storage, Series V ......................       5.38%         (a)            1,756,549
      100,081  Public Storage, Series W ......................       5.20%         (a)            2,535,052
       40,100  Regency Centers Corp., Series 6 ...............       6.63%         (a)            1,077,086
      100,000  Senior Housing Properties Trust ...............       5.63%      08/01/42          2,550,000
       61,000  Taubman Centers, Inc., Series J ...............       6.50%         (a)            1,591,490
        5,697  Taubman Centers, Inc., Series K ...............       6.25%         (a)              146,698
      100,000  Vornado Realty Trust, Series J ................       6.88%         (a)            2,783,000
       28,103  Vornado Realty Trust, Series K ................       5.70%         (a)              727,025
       30,000  Vornado Realty Trust, Series L ................       5.40%         (a)              747,300
                                                                                             --------------
                                                                                                 33,999,697
                                                                                             --------------
               WIRELESS TELECOMMUNICATION SERVICES - 1.6%
       81,152  Telephone & Data Systems, Inc..................       6.88%      11/15/59          2,162,701
       34,180  Telephone & Data Systems, Inc..................       5.88%      12/01/61            876,717
       39,384  US Cellular Corp...............................       6.95%      05/15/60          1,048,796
                                                                                             --------------
                                                                                                  4,088,214
                                                                                             --------------
               TOTAL $25 PAR PREFERRED SECURITIES .........................................     177,346,540
               (Cost $170,243,172)                                                           --------------

$50 PAR PREFERRED SECURITIES - 0.5%

               COMMERCIAL BANKS - 0.5%
       20,000  CoBank ACB, Series D ..........................      11.00%         (a)            1,112,500

                       See Notes to Financial Statements                 Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

                                                                   STATED        STATED
   SHARES                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
$50 PAR PREFERRED SECURITIES - (CONTINUED)

               TOTAL $50 PAR PREFERRED SECURITIES .........................................  $    1,112,500
               (Cost $1,149,000)                                                             --------------

$100 PAR PREFERRED SECURITIES - 2.1%

               COMMERCIAL BANKS - 1.1%
       25,000  CoBank ACB (b) (d) ............................       6.25%         (a)            2,687,500
                                                                                             --------------
               ELECTRIC UTILITIES - 0.4%
       11,000  Southern California Edison Co. (c) ............       4.32%         (a)            1,111,000
                                                                                             --------------
               INSURANCE - 0.6%
       16,449  Principal Financial Group, Inc., Series A (b)..       5.56%         (a)            1,657,237
                                                                                             --------------
               TOTAL $100 PAR PREFERRED SECURITIES ........................................       5,455,737
               (Cost $5,399,944)                                                             --------------

     PAR                                                           STATED        STATED
   AMOUNT                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
CAPITAL PREFERRED SECURITIES - 23.2%

               CAPITAL MARKETS - 2.7%
$   1,500,000  Charles Schwab Corp. (b) ......................       7.00%         (a)            1,727,598
    1,250,000  Goldman Sachs Capital I .......................       6.35%      02/15/34          1,319,534
    3,000,000  Goldman Sachs Capital II (c) ..................       4.00%      06/01/43          2,559,000
    1,500,000  Goldman Sachs Capital III (c) .................       4.00%         (a)            1,268,250
                                                                                             --------------
                                                                                                  6,874,382
                                                                                             --------------
               COMMERCIAL BANKS - 6.0%
    1,000,000  Banco Santander S.A., Series 11 (b) ...........      10.50%         (a)            1,064,902
    1,000,000  Fifth Third Capital Trust IV (b) ..............       6.50%      04/15/37          1,003,120
    1,000,000  M&T Bank Corp. (d) ............................       6.88%         (a)            1,040,081
      350,000  National Capital Trust II (b) (d) .............       5.49%         (a)              357,875
    2,380,000  Northgroup Preferred Capital Corp. (b) (d) ....       6.38%         (a)            2,439,500
        3,000  US Bancorp, Series A (c) ......................       3.50%         (a)            2,749,875
    6,561,000  Wachovia Capital Trust III (c) ................       5.57%         (a)            6,593,805
                                                                                             --------------
                                                                                                 15,249,158
                                                                                             --------------
               DIVERSIFIED FINANCIAL SERVICES - 5.2%
    1,750,000  Citigroup, Inc. (b) ...........................       5.95%         (a)            1,833,125
    2,200,000  General Electric Capital Corp., Series A (b) ..       7.13%         (a)            2,579,839
    2,250,000  General Electric Capital Corp., Series B (b) ..       6.25%         (a)            2,487,447
    3,250,000  JPMorgan Chase & Co., Series 1 (b) ............       7.90%         (a)            3,789,113
    1,500,000  ZFS Finance USA Trust II (b) (d) ..............       6.45%      12/15/65          1,627,500
    1,000,000  ZFS Finance USA Trust V (b) (d) ...............       6.50%      05/09/37          1,075,000
                                                                                             --------------
                                                                                                 13,392,024
                                                                                             --------------
               ELECTRIC UTILITIES - 0.8%
    1,000,000  Electricite de France SA (b) (d) ..............       5.25%         (a)            1,007,773
    1,000,000  PECO Energy Capital Trust IV ..................       5.75%      06/15/33          1,026,944
                                                                                             --------------
                                                                                                  2,034,717
                                                                                             --------------

Page 10                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

     PAR                                                           STATED        STATED
   AMOUNT                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
CAPITAL PREFERRED SECURITIES - (CONTINUED)

               INDUSTRIAL CONGLOMERATES - 1.3%
$   3,000,000  Hutchison Whampoa International 12
                  Ltd. (b) (d) ...............................       6.00%         (a)       $    3,225,000
                                                                                             --------------
               INSURANCE - 5.9%
    1,000,000  Allstate Corp. (b) ............................       6.50%      05/15/57          1,117,000
    2,215,000  Assured Guaranty Municipal Holdings,
                  Inc. (b) (d) ...............................       6.40%      12/15/66          2,048,875
    1,500,000  Assured Guaranty US Holdings, Series A (b) ....       6.40%      12/15/66          1,436,250
    1,000,000  MetLife, Inc...................................       6.40%      12/15/36          1,116,505
    2,000,000  Prudential Financial, Inc. (b) ................       5.63%      06/15/43          2,105,000
    2,000,000  QBE Capital Funding III Ltd. (b) (d) ..........       7.25%      05/24/41          2,122,500
    2,153,000  Reinsurance Group of America, Inc. (b) ........       6.75%      12/15/65          2,190,677
    1,500,000  Swiss Re Capital I LP (b) (d) .................       6.85%         (a)            1,612,500
    1,400,000  Wilton Re Finance LLC (b) (d) .................       5.88%      03/30/33          1,439,606
                                                                                             --------------
                                                                                                 15,188,913
                                                                                             --------------
               OIL, GAS & CONSUMABLE FUELS - 1.1%
    2,500,000  BG Energy Capital PLC (b) .....................       6.50%      11/30/72          2,772,125
                                                                                             --------------
               THRIFTS & MORTGAGE FINANCE - 0.2%
      500,000  Abbey National Capital Trust I (b) ............       8.96%         (a)              595,000
                                                                                             --------------
               TOTAL CAPITAL PREFERRED SECURITIES .........................................      59,331,319
               (Cost $57,021,877)                                                            --------------

               TOTAL INVESTMENTS - 95.2% ..................................................     243,246,096
               (Cost $233,813,993) (e)

               NET OTHER ASSETS AND LIABILITIES - 4.8% ....................................      12,277,852
                                                                                             --------------
               NET ASSETS - 100.0% ........................................................  $  255,523,948
                                                                                             ==============


-----------------------------

(a)   Perpetual maturity.

(b) Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2013. At a predetermined date, the fixed rate will change to a floating rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2013.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2013, securities noted as such amounted to $20,683,710 or 8.09% of net assets.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,531,076 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $98,973.


                       See Notes to Financial Statements                Page 11

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT        QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                               4/30/2013       PRICES          INPUTS          INPUTS
---------------------------------------------------    -------------   -------------   -------------   -------------
$25 Par Preferred Securities*......................    $ 177,346,540   $ 177,346,540   $          --   $          --
$50 Par Preferred Securities*......................        1,112,500       1,112,500              --              --
$100 Par Preferred Securities*.....................        5,455,737       5,455,737              --              --
Capital Preferred Securities
   Commercial Banks................................       15,249,158       2,749,875      12,499,283              --
   Other Industry Categories*......................       44,082,161              --      44,082,161              --
                                                       -------------   -------------   -------------   -------------
Total Investments..................................    $ 243,246,096   $ 186,664,652   $ 56,581,444    $          --
                                                       =============   =============   =============   =============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of April 30, 2013, the Fund transferred a capital preferred security valued at $268,750 from Level 2 to Level 1 of the fair value hierarchy.

Page 12                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2013 (UNAUDITED)


ASSETS:
Investments, at value
   (Cost $233,813,993).........................................................................      $243,246,096
Cash...........................................................................................        16,461,844
Receivables:
   Fund shares sold............................................................................         1,765,533
   Investment securities sold..................................................................         1,267,364
   Interest....................................................................................           982,756
   Dividends...................................................................................           291,295
Prepaid expenses...............................................................................             1,832
Other assets...................................................................................            45,206
                                                                                                     ------------
   Total Assets................................................................................       264,061,926
                                                                                                     ------------

LIABILITIES:
Payables:
   Investment securities purchased.............................................................         7,790,852
   Distributions payable.......................................................................           311,164
   Investment advisory fees....................................................................           140,253
   Transfer agent fees.........................................................................            91,861
   12b-1 distribution and service fees.........................................................            72,067
   Shares repurchased..........................................................................            50,680
   Registration fees...........................................................................            31,373
   Audit and tax fees..........................................................................            19,899
   Administrative fees.........................................................................            12,749
   Custodian fees..............................................................................            10,721
   Trustees' fees and expenses.................................................................             2,373
   Printing fees...............................................................................             1,960
   Commitment fees.............................................................................             1,040
   Financial reporting fees....................................................................               732
Other liabilities..............................................................................               254
                                                                                                     ------------
   Total Liabilities...........................................................................         8,537,978
                                                                                                     ------------
NET ASSETS.....................................................................................      $255,523,948
                                                                                                     ============

NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $245,985,392
Par value ($0.01 per share with an unlimited number of shares authorized)......................           112,560
Accumulated net investment income (loss).......................................................       (1,095,029)
Accumulated net realized gain (loss) on investments............................................         1,088,922
Net unrealized appreciation (depreciation) on investments......................................         9,432,103
                                                                                                     ------------
NET ASSETS.....................................................................................      $255,523,948
                                                                                                     ============
MAXIMUM OFFERING PRICE PER SHARE:
CLASS A SHARES:
   Net asset value and redemption price per share (Based on net assets of $120,443,416 and
   5,311,902 shares of beneficial interest issued and outstanding).............................      $      22.67
   Maximum sales charge (4.50% of offering price)..............................................              1.07
                                                                                                     ------------
   Maximum offering price to public............................................................      $      23.74
                                                                                                     ============
CLASS C SHARES:
   Net asset value and redemption price per share (Based on net assets of $59,446,594 and
   2,617,979 shares of beneficial interest issued and outstanding).............................      $      22.71
                                                                                                     ============
CLASS F SHARES:
   Net asset value and redemption price per share (Based on net assets of $6,731,395 and
   294,553 shares of beneficial interest issued and outstanding)...............................      $      22.85
                                                                                                     ============
CLASS I SHARES:
   Net asset value and redemption price per share (Based on net assets of $68,301,853 and
   3,005,060 shares of beneficial interest issued and outstanding).............................      $      22.73
                                                                                                     ============
CLASS R3 SHARES:
   Net asset value and redemption price per share (Based on net assets of $600,690 and
   26,504 shares of beneficial interest issued and outstanding)................................      $      22.66
                                                                                                     ============


                       See Notes to Financial Statements                Page 13

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)


INVESTMENT INCOME:
Dividends......................................................................................      $  4,860,958
Interest.......................................................................................         1,098,873
                                                                                                     ------------
   Total investment income.....................................................................         5,959,831
                                                                                                     ------------

EXPENSES:
Investment advisory fees.......................................................................           851,481
12b-1 distribution and/or service fees:
   Class A.....................................................................................           127,363
   Class C.....................................................................................           233,700
   Class F.....................................................................................             3,958
   Class R3....................................................................................             1,499
Transfer agent fees............................................................................           165,130
Registration fees..............................................................................           137,780
Administrative fees............................................................................            46,221
Printing fees..................................................................................            25,161
Audit and tax fees.............................................................................            16,487
Custodian fees.................................................................................            16,030
Legal fees.....................................................................................            15,054
Trustees' fees and expenses....................................................................            11,511
Financial reporting fees.......................................................................             4,587
Listing expense................................................................................             1,177
Commitment fees................................................................................             1,040
Other..........................................................................................             3,669
                                                                                                     ------------
   Total expenses..............................................................................         1,661,848
                                                                                                     ------------
   Fees waived or expenses reimbursed by the investment advisor................................           (71,297)
                                                                                                     ------------
Net expenses...................................................................................         1,590,551
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................         4,369,280
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................         1,122,399
   Net change in unrealized appreciation (depreciation) on investments.........................         3,829,056
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................         4,951,455
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $  9,320,735
                                                                                                     ============


Page 14                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED                  YEAR
                                                                                4/30/2013                 ENDED
                                                                               (UNAUDITED)             10/31/2012
                                                                              -------------          -------------
OPERATIONS:
Net investment income (loss)............................................      $   4,369,280          $   2,496,381
Net realized gain (loss)................................................          1,122,399              1,352,953
Net change in unrealized appreciation (depreciation)....................          3,829,056              5,556,277
                                                                              -------------          -------------
Net increase (decrease) in net assets resulting from operations.........          9,320,735              9,405,611
                                                                              -------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares.......................................................        (2,562,291)            (1,855,501)
   Class C Shares.......................................................          (996,626)              (627,182)
   Class F Shares.......................................................          (134,223)               (62,233)
   Class I Shares.......................................................        (1,536,054)              (576,586)
   Class R3 Shares......................................................           (14,317)               (12,915)
                                                                              -------------          -------------
                                                                                (5,243,511)            (3,134,417)
                                                                              -------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
   Class A Shares.......................................................          (428,841)                (1,206)
   Class C Shares.......................................................          (190,619)                  (531)
   Class F Shares.......................................................           (20,850)                   (19)
   Class I Shares.......................................................          (259,747)                   (66)
   Class R3 Shares......................................................            (2,749)                    (0) (a)
                                                                              -------------          -------------
                                                                                  (902,806)                (1,822)
                                                                              -------------          -------------
Total distributions to shareholders.....................................        (6,146,317)            (3,136,239)
                                                                              -------------          -------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold ..............................................        116,546,741            162,840,845
Proceeds from shares reinvested.........................................          4,233,117              2,192,407
Cost of shares redeemed.................................................       (38,887,177)           (10,938,691)
                                                                              -------------          -------------
Net increase (decrease) in net assets resulting from capital
   transactions ........................................................         81,892,681            154,094,561
                                                                              -------------          -------------
Total increase (decrease) in net assets.................................         85,067,099            160,363,933

NET ASSETS:
Beginning of period.....................................................        170,456,849             10,092,916
                                                                              -------------          -------------
End of period...........................................................      $ 255,523,948          $ 170,456,849
                                                                              =============          =============
Accumulated net investment income (loss) at end of period...............      $ (1,095,029)          $   (220,798)
                                                                              =============          =============

-----------------------------
(a)   Amount is less than $1.


                       See Notes to Financial Statements                Page 15

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                       ENDED           YEAR            PERIOD
                                                     4/30/2013         ENDED            ENDED
CLASS A SHARES                                      (UNAUDITED)     10/31/2012     10/31/2011 (a)
                                                   ------------    ------------    --------------

Net asset value, beginning of period............    $    22.42      $    20.10       $    20.26
                                                    ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................          0.46 (b)        0.89 (b)         0.79
Net realized and unrealized gain (loss).........          0.45            2.55            (0.11)
                                                    ----------      ----------       ----------
Total from investment operations................          0.91            3.44             0.68
                                                    ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................         (0.56)          (1.12)           (0.84)
Net realized gain...............................         (0.10)          (0.00) (c)          --
                                                    ----------      ----------       ----------
Total distributions.............................         (0.66)          (1.12)           (0.84)
                                                    ----------      ----------       ----------
Net asset value, end of period..................    $    22.67      $    22.42       $    20.10
                                                    ==========      ==========       ==========
TOTAL RETURN (d)................................          4.18%          17.60%            3.45%
                                                    ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........    $  120,443      $   83,717       $    6,932
Ratio of total expenses to average net assets...          1.43% (e)       1.83%            6.68% (e)
Ratio of net expenses to average net assets.....          1.40% (e)       1.40%            1.40% (e)
Ratio of net investment income (loss) to
   average net assets...........................          4.20% (e)       4.13%            4.68% (e)
Portfolio turnover rate ........................            21%             60%              88%


(a)   Class A Shares commenced operations on February 25, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.


Page 16                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                      ENDED            YEAR            PERIOD
                                                    4/30/2013          ENDED            ENDED
CLASS C SHARES                                     (UNAUDITED)      10/31/2012     10/31/2011 (a)
                                                   ------------    ------------    --------------

Net asset value, beginning of period............    $    22.45      $    20.13       $    20.26
                                                    ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................          0.38 (b)        0.73 (b)         0.69
Net realized and unrealized gain (loss).........          0.45            2.55            (0.08)
                                                    ----------      ----------       ----------
Total from investment operations................          0.83            3.28             0.61
                                                    ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................         (0.47)          (0.96)           (0.74)
Net realized gain...............................         (0.10)          (0.00) (c)          --
                                                    ----------      ----------       ----------
Total distributions.............................         (0.57)          (0.96)           (0.74)
                                                    ----------      ----------       ----------
Net asset value, end of period..................    $    22.71      $    22.45       $    20.13
                                                    ==========      ==========       ==========
TOTAL RETURN (d)................................          3.79%          16.70%            3.08%
                                                    ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............    $   59,447      $   36,681       $    2,720
Ratio of total expenses to average net assets...          2.16% (e)       2.66%            8.03% (e)
Ratio of net expenses to average net assets.....          2.15% (e)       2.15%            2.15% (e)
Ratio of net investment income (loss) to
   average net assets...........................           3.45% (e)       3.36%            4.10% (e)
Portfolio turnover rate.........................            21%             60%              88%


(a)   Class C Shares commenced operations on February 25, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.


                       See Notes to Financial Statements                Page 17

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                      ENDED            YEAR            PERIOD
                                                    4/30/2013          ENDED            ENDED
CLASS F SHARES                                     (UNAUDITED)      10/31/2012     10/31/2011 (a)
                                                   ------------    ------------    --------------

Net asset value, beginning of period............    $    22.59      $    20.12       $    20.25
                                                    ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................          0.48 (b)        0.89 (b)         0.70
Net realized and unrealized gain (loss).........          0.45            2.72            (0.07)
                                                    ----------      ----------       ----------
Total from investment operations................          0.93            3.61             0.63
                                                    ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................         (0.57)          (1.14)           (0.76)
Net realized gain...............................         (0.10)          (0.00) (c)          --
                                                    ----------      ----------       ----------
Total distributions.............................         (0.67)          (1.14)           (0.76)
                                                    ----------      ----------       ----------
Net asset value, end of period..................    $    22.85      $    22.59       $    20.12
                                                    ==========      ==========       ==========
TOTAL RETURN (d)................................          4.20%          18.47%            3.17%
                                                    ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............    $    6,731      $    4,012       $        1
Ratio of total expenses to average net assets...          1.66% (e)       3.71%          233.60% (e)
Ratio of net expenses to average net assets.....          1.30% (e)       1.30%            1.30% (e)
Ratio of net investment income (loss) to
   average net assets...........................          4.30% (e)       4.09%            5.21% (e)
Portfolio turnover rate.........................            21%             60%              88%


(a) Class F Shares were initially seeded and commenced operations on March 2, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.


Page 18                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                      ENDED            YEAR            PERIOD
                                                    4/30/2013          ENDED            ENDED
CLASS I SHARES                                     (UNAUDITED)      10/31/2012     10/31/2011 (a)
                                                   ------------    ------------    --------------

Net asset value, beginning of period............    $    22.47      $    20.15       $    20.00
                                                    ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................          0.49 (b)        0.92 (b)         0.82
Net realized and unrealized gain (loss).........          0.46            2.57             0.21
                                                    ----------      ----------       ----------
Total from investment operations................          0.95            3.49             1.03
                                                    ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................         (0.59)          (1.17)           (0.88)
Net realized gain...............................         (0.10)          (0.00) (c)          --
                                                    ----------      ----------       ----------
Total distributions.............................         (0.69)          (1.17)           (0.88)
                                                    ----------      ----------       ----------
Net asset value, end of period..................    $    22.73      $    22.47       $    20.15
                                                    ==========      ==========       ==========
TOTAL RETURN (d)................................          4.30%          17.84%            5.21%
                                                    ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............    $   68,302      $   45,432       $      439
Ratio of total expenses to average net assets...          1.26% (e)       1.46%           22.09% (e)
Ratio of net expenses to average net assets.....          1.15% (e)       1.15%            1.15% (e)
Ratio of net investment income (loss) to
   average net assets...........................          4.44% (e)       4.20%            5.12% (e)
Portfolio turnover rate.........................            21%             60%              88%


(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.


                       See Notes to Financial Statements                Page 19

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                       ENDED           YEAR            PERIOD
                                                    4/30/2013          ENDED            ENDED
CLASS R3 SHARES                                    (UNAUDITED)      10/31/2012     10/31/2011 (a)
                                                   ------------    ------------    --------------

Net asset value, beginning of period............    $    22.41      $    20.11       $    20.25
                                                    ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................          0.44 (b)        0.80 (b)         0.61
Net realized and unrealized gain (loss).........          0.44            2.56            (0.07)
                                                    ----------      ----------       ----------
Total from investment operations................          0.88            3.36             0.54
                                                    ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................         (0.53)          (1.06)           (0.68)
Net realized gain...............................         (0.10)          (0.00) (c)          --
                                                    ----------      ----------       ----------
Total distributions.............................         (0.63)          (1.06)           (0.68)
                                                    ----------      ----------       ----------
Net asset value, end of period..................    $    22.66      $    22.41       $    20.11
                                                    ==========      ==========       ==========
TOTAL RETURN (d)................................          4.05%          17.19%            2.74%
                                                    ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............    $      601      $      615       $        1
Ratio of total expenses to average net assets...          5.11% (e)      11.51%          301.79% (e)
Ratio of net expenses to average net assets.....          1.65% (e)       1.65%            1.90% (e)
Ratio of net investment income (loss) to
   average net assets...........................          3.97% (e)       3.66%            4.62% (e)
Portfolio turnover rate.........................            21%             60%              88%


(a) Class R3 Shares were initially seeded and commenced operations on March 2, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50% effective December 15, 2011, and 0.75% prior to December 15, 2011, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.


Page 20                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Preferred Securities and Income Fund (the "Fund") is a series of First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a non-diversified, open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) National Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sales price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may include income, capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2012 was as follows:


Distributions paid from:
Ordinary income..............................  $  3,136,239
Capital gain.................................            --
Return of capital............................            --

As of October 31, 2012, the distributable earnings and net assets on a tax basis were as follows:


Undistributed ordinary income................  $    790,754
Undistributed capital gains..................       103,254
Total undistributed earnings.................       894,008
Accumulated capital and other losses.........            --
Net unrealized appreciation (depreciation)...     5,562,809
                                               ------------
Total accumulated earnings (losses)..........     6,456,817
Other........................................     (205,239)
Paid-in capital..............................   164,205,271
                                               ------------
Net assets...................................  $170,456,849
                                               ============

D. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2012, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2012 and 2011 remain open to federal and state audit. As of April 30, 2013, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES:

The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of average daily net assets that is paid by First Trust out of its investment advisory fee.

First Trust and Stonebridge have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of Shares of the Fund (the "Expense Cap") until February 28, 2014, and then will not exceed 1.50% from March 1, 2014, to February 28, 2023 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery by First Trust and Stonebridge up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding its Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Stonebridge. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2013, and the expenses borne by First Trust and Stonebridge subject to recovery for the periods indicated were as follows:


                                                          EXPENSES SUBJECT TO RECOVERY
                                       -----------------------------------------------------------------
                                        PERIOD ENDED      YEAR ENDED       SIX MONTHS
   ADVISORY FEE        EXPENSE          OCTOBER 31,       OCTOBER 31,         ENDED
      WAIVER        REIMBURSEMENT           2011             2012        APRIL 30, 2013        TOTAL
   ------------    --------------      --------------   --------------   --------------   --------------
    $   71,297       $       --         $    219,802     $    320,165     $     71,297      $   611,264


Brown Brothers Harriman & Co. ("BBH") serves as the Fund's administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund's assets.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all mettings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms until December 31, 2013, before rotating to serve as Chairman of another Committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                        SIX MONTHS                           YEAR
                                   ENDED APRIL 30, 2013             ENDED OCTOBER 31, 2012

                                  SHARES          VALUE             SHARES          VALUE
                                ----------    ------------        ----------    ------------
Sales:
     Class A                     2,128,409    $ 47,556,308         3,662,445    $ 78,869,660
     Class C                     1,006,424      22,544,208         1,508,203      32,727,231
     Class F                       126,658       2,852,275           187,052       4,091,877
     Class I                     1,945,666      43,593,950         2,114,019      46,568,361
     Class R3                           --              --            27,416         583,716
                                ----------    ------------        ----------    ------------
Total Sales:                     5,207,157    $116,546,741         7,499,135    $162,840,845
                                ==========    ============        ==========    ============

Dividend Reinvestment:
     Class A                        87,481    $  1,953,178            57,516    $  1,249,277
     Class C                        35,110         784,825            20,318         441,847
     Class F                         3,408          76,606             1,325          29,423
     Class I                        63,397       1,418,508            21,260         471,860
     Class R3                           --              --                --              --
                                ----------    ------------        ----------    ------------
Total Dividend Reinvestment:       189,396    $  4,233,117           100,419    $  2,192,407
                                ==========    ============        ==========    ============

Redemptions
     Class A                      (638,657)   $(14,277,630)         (330,167)   $ (7,059,899)
     Class C                       (57,407)     (1,289,284)          (29,817)       (649,623)
     Class F                       (13,117)       (295,290)          (10,822)       (236,497)
     Class I                    (1,025,822)    (23,003,440)         (135,225)     (2,992,672)
     Class R3                         (961)        (21,533)               --              --
                                ----------    ------------        ----------    ------------
Total Redemptions:              (1,735,964)   $(38,887,177)         (506,031)   $(10,938,691)
                                ==========    ============        ==========    ============



                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than short-term investments, for the six months ended April 30, 2013, were $117,799,078 and $42,530,265, respectively.

                                 6. BORROWINGS

Effective March 28, 2013, the Trust and the First Trust Variable Insurance Trust entered into a $20 million Committed Line of Credit ("Line of Credit") with the Bank of Nova Scotia ("Scotia") to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by Scotia, which First Trust will allocate amongst the funds that have access to the Line of Credit. To the extent that the Fund accesses the Line of Credit, there would also be an interest fee charged.

                        7. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse and compensate First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             9. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

INTEREST RATE RISK: If interest rates rise, the prices of fixed-rate preferred securities and other fixed-rate debt securities held by the Fund will fall.

PREFERRED SECURITIES RISK: Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

CONCENTRATION RISK: A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CREDIT RISK: Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

CURRENCY RISK: Although the Fund's net asset value is determined on the basis of U.S. dollars, because the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

DEPOSITARY RECEIPTS RISK: Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

FINANCIAL COMPANY RISK: The Fund invests in the securities of financial companies, which may include banks, thrifts, brokerage firms, broker-dealers, investment banks, finance companies, REITs and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

ILLIQUID SECURITIES RISK: Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

REIT RISK: Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

NON U.S. SECURITIES RISK: The Fund may invest in securities of non U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were no subsequent events to report.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

FIRST TRUST


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Stonebridge Advisors, LLC
187 Danbury Road
Wilton, CT 06897

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA 02109

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST



First Trust/Confluence
Small Cap Value Fund


Semi-Annual Report
For the Six Months Ended
April 30, 2013



CONFLUENCE
INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2013

Shareholder Letter ..........................................................  1
At A Glance .................................................................  2
Portfolio Commentary ........................................................  4
Understanding Your Fund Expenses ............................................  7
Portfolio of Investments ....................................................  8
Statement of Assets and Liabilities ......................................... 10
Statement of Operations ..................................................... 11
Statements of Changes in Net Assets ......................................... 12
Financial Highlights ........................................................ 13
Notes to Financial Statements ............................................... 17
Additional Information ...................................................... 23

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2013


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust/Confluence Small Cap Value Fund (the "Fund").

The report you hold contains detailed information about your investment, a portfolio commentary from the Fund's management team that provides a recap of the period, a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust Advisors L.P. ("First Trust").

The six months covered by this report have been more positive for the U.S. markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 14% during the period, and many economists and investors have felt positive about the current market environment. Of course, past performance can never be an indicator of future performance. As I have written many times, First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2013 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees and
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE"
AS OF APRIL 30, 2013 (UNAUDITED)

----------------------------------------------------------
FUND STATISTICS
----------------------------------------------------------
                                                NET ASSET
FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND    VALUE (NAV)
----------------------------------------------------------
Class A (FOVAX)                                  $23.72
Class C (FOVCX)                                  $22.69
Class I (FOVIX)                                  $23.96
Class R3 (FOVRX)                                 $23.11
----------------------------------------------------------


----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
Deckers Outdoor Corp.                             3.8%
VCA Antech, Inc.                                  3.6
PennantPark Investment Corp.                      3.6
EnPro Industries, Inc.                            3.4
Zebra Technologies Corp., Class A                 3.4
C&J Energy Services, Inc.                         3.4
Rayonier, Inc.                                    3.4
GrafTech International Ltd.                       3.3
Forward Air Corp.                                 3.3
Mueller Industries, Inc.                          3.3
----------------------------------------------------------
                                        Total    34.5%
                                                ======


----------------------------------------------------------
                                              % OF TOTAL
 SECTOR ALLOCATION                            INVESTMENTS
----------------------------------------------------------
Industrials                                      36.1%
Financials                                       23.7
Health Care                                      16.2
Consumer Discretionary                            8.4
Information Technology                            6.7
Energy                                            3.4
Consumer Staples                                  2.9
Materials                                         2.6
----------------------------------------------------------
                                        Total   100.0%
                                                ======

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE" - (CONTINUED)
AS OF APRIL 30, 2013 (UNAUDITED)

----------------------------------------------------------
PERFORMANCE OF A $10,000 INVESTMENT
----------------------------------------------------------
This chart compares your Fund's Class I performance to that of the Russell 2000(R) Value Index and the Russell
2000(R) Index from 1/11/2011 through 4/30/2013.

            First Trust/Confluence Small Cap       Russell 2000(R) Value       Russell 2000(R)
              Value Fund - Class I Shares             Index (R2000V)            Index (R2000)
1/11/2011              10,000                            10,000                    10,000
4/30/2011              10,730                            10,716                    10,923
10/31/2011              9,790                             9,261                     9,457
4/30/12                10,554                            10,323                    10,499
10/31/12               10,951                            10,601                    10,599
4/30/2013              12,260                            12,309                    12,307

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2013
--------------------------------------------------------------------------------------------------------------------------
                         A SHARES             C SHARES           I SHARES          R3 SHARES
                    Inception 2/24/2011  Inception 3/2/2011  Inception 1/11/2011  Inception 3/2/2011   R2000V*     R2000*
--------------------------------------------------------------------------------------------------------------------------
                                                    W/MAX
                                                    1.00%
                                W/MAX             CONTINGENT
                       W/O      5.50%       W/O   DEFERRED           W/O                 W/O             W/O        W/O
                      SALES     SALES      SALES    SALES           SALES               SALES           SALES      SALES
                     CHARGES   CHARGE     CHARGES  CHARGE          CHARGES             CHARGES         CHARGES    CHARGES
AVERAGE ANNUAL
TOTAL RETURNS
6 Months              11.79%    5.64%     11.28%    10.28%         11.95%               11.43%         16.58%     16.58%
1 Year                15.65%    9.29%     15.02%    14.02%         16.16%               15.32%         19.71%     17.69%
Since Inception        8.80%    6.02%      6.24%     6.24%          9.25%                7.37%          9.45%      9.46%
--------------------------------------------------------------------------------------------------------------------------


*Since inception return is based on the Class I shares inception date.

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The combined Rule 12b-1 distribution and service fees are 0.50% of average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, Class R3 Shares' combined Rule 12b-1 distribution and service fees were 0.75% per year of average daily net assets.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2013


                                  SUB-ADVISOR

Confluence Investment Management LLC, a registered investment advisor ("Confluence" or the "Sub-Advisor"), located in St. Louis, Missouri, serves as the Sub-Advisor to First Trust/Confluence Small Cap Value Fund (the "Fund"). The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.

                           PORTFOLIO MANAGEMENT TEAM

MARK KELLER, CFA
CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER

As Chief Investment Officer, Mr. Keller oversees all of Confluence's investment strategies and investment operations and has more than 30 years of investment experience, with a focus on value-oriented equity analysis and management. Prior to joining Confluence, Mr. Keller was a Senior Vice President of A.G. Edwards & Sons, Inc. and of Gallatin Asset Management, Inc., and was a member of the Board of Directors of both companies. From 1994 to May 2008, he was the Chief Investment Officer of Gallatin Asset Management, and its predecessor organization, A.G. Edwards Asset Management, the investment management arm of A.G. Edwards, Inc. Mr. Keller and his team were responsible for the management of over $10 billion of assets across various equity, asset allocation and fixed-income strategies. Mr. Keller received a B.A. from Wheaton College (Illinois) and holds the Chartered Financial Analyst designation.

DAVID MIYAZAKI, CFA
SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

Mr. Miyazaki performs market research and is actively involved in portfolio management activities. Prior to joining Confluence in May 2008, Mr. Miyazaki served as a Portfolio Manager and Analyst with Gallatin Asset Management, the investment management arm of A.G. Edwards, Inc. He joined A.G. Edwards in 1999. Mr. Miyazaki was responsible for separately managed accounts invested in individual stocks with a value discipline and co-managed the A.G. Edwards' ETF-based asset allocation program. In addition to portfolio management, Mr. Miyazaki served as a member of the A.G. Edwards Investment Strategy Committee. As a strategist, he was responsible for the firm's quantitative asset allocation models, including its Cyclical Asset Allocation program. He also co-manages the First Trust Specialty Finance and Financial Opportunities Fund (NYSE: FGB), a closed-end fund.

Mr. Miyazaki has nearly 20 years of financial experience, starting in the industry in 1992. He received a Bachelor of Business Administration from Texas Christian University and holds the Chartered Financial Analyst designation.

DANIEL WINTER, CFA
SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

Mr. Winter performs market research and chairs the firm's equity portfolio management committee. Prior to joining Confluence in May 2008, Mr. Winter served as a Portfolio Manager and Analyst with Gallatin Asset Management, the investment management arm of A.G. Edwards, Inc. While at Gallatin, he chaired the portfolio management team responsible for the firm's six value-oriented equity strategies. His responsibilities also included directing the strategy implementation and trading execution for the equity portfolios.

Mr. Winter also served as a portfolio manager for the Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio which were offered through variable annuities. He was also a member of the firm's Allocation Advisor Committee which oversaw the A.G. Edwards exchange-traded fund focused strategies. Prior to joining the firm's Asset Management division in 1996, Mr. Winter served as a portfolio manager for A.G. Edwards Trust Company. Additionally, Mr. Winter co-manages the First Trust Specialty Finance and Financial Opportunities Fund (NYSE: FGB), a closed-end fund whose primary focus is on Business Development Companies. Mr. Winter earned a B.A. in business management from Eckerd College and an M.B.A. from Saint Louis University and holds the Chartered Financial Analyst designation.

CHRIS STEIN
VICE PRESIDENT AND PORTFOLIO MANAGER

Mr. Stein performs market research, executes trades and is actively involved in portfolio management activities. Mr. Stein joined Confluence in August 2008. Previously, he served as a Portfolio Manager and Analyst with Gallatin Asset Management, the investment management arm of A.G. Edwards, Inc. Mr. Stein was part of the portfolio management team responsible for Gallatin's Large Cap Value, Small Cap Value, Equity Income, Value Opportunities and All Cap Global separately managed accounts. Additionally, Mr. Stein assisted the A.G. Edwards Trust Company in constructing and managing individual stock portfolios.

Prior to joining the Asset Management division in 2001, Mr. Stein was an associate analyst covering the media and entertainment sector for A.G. Edwards' securities research. Mr. Stein earned a B.S. in accounting and a B.S. in finance from the University of Dayton, and he also received an M.B.A. from Saint Louis University.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                                   COMMENTARY

MARKET RECAP

The equity markets continued to advance in the Fund's six-month period ended April 30, 2013, with the Russell 2000(R) Index and Russell 2000(R) Value Index each posting solid returns of 16.58%. This follows a very strong year in 2012 when the markets posted mid-teens returns despite the uncertainty centered on the European debt crisis, a slowdown in China, the domestic fiscal policy debate and the impending "fiscal cliff." While these events negatively impacted sentiment and hindered economic growth, the massive monetary stimulus alleviated some of the concerns and provided the necessary push to keep the economy moving in a positive direction, albeit below trend. More specifically, rising employment and an improving housing market are aiding economic growth and helped offset the reduction in federal spending. Lastly, the last minute deals on the "fiscal cliff" and continued slow economic growth, albeit below trend, have given investors the confidence to be more positive on the equity markets.

The Federal Reserve's actions should provide the impetus for continued economic growth as consumers begin to spend and slow their deleveraging, helping to offset the declines in federal spending, although it will take time to play out. In the meantime, companies continue to report solid margins and good returns on capital, albeit at lower levels of revenue growth than equity returns would imply. This has resulted in recent returns being driven by sentiment and expanding multiples/valuations as expectations for a continued recovery increase. This type of environment presents challenges for value-oriented fundamental investors, such as us, as the relative numbers for the six-month period ended April 30 reflect.

The Fund's Class I Shares generated gains of 11.95% in the six-month period ended April 30, 2013, which lagged the benchmark. From inception (1/11/2011) through the end of April 2013, the Fund's Class I Shares are up 9.25%, which is in line with the Russell 2000(R) Index and Russell 2000(R) Value Index, which posted gains of 9.46% and 9.45%, respectively, for the same period. Returns are annualized for periods greater than one year.

The Fund lagged its peer group during the six-month period ended April 30, 2013, as the peer group posted an average return of 16.93% versus 11.95% for the Fund. Since inception, the Fund lagged the peer group, returning 9.25% versus the peer group average annual return of 10.03%.


PEER GROUP
----------------------------------------------------------------------------------------------------
COMPARABLE FUNDS                                SYMBOL           1H FY'13          INCEPTION TO DATE
                                               --------         ----------         -----------------
FT/Confluence Small Cap Value Fund - I           FOVIX            11.95%                  9.25%
GOLDMAN SACHS S/C VALUE-INST                     GSSIX            18.92%                 13.21%
T ROWE PRICE SM CAP VAL                          PRSVX            14.97%                 11.30%
PUTNAM SMALL CAP VALUE FD-Y                      PVSVX            16.52%                  9.38%
ASTON RIVER RD SML CAP VAL-I                     ARSIX            19.07%                  8.08%
WILLIAM BLAIR SM CAP VALUE-I                     BVDIX            17.29%                 10.71%
LORD ABBETT S/C VALUE SER-I                      LRSYX            16.88%                  7.57%
VICTORY SMALL CO OPPORTUN-I                      VSOIX            14.82%                  9.97%
----------------------------------------------------------------------------------------------------
                                                Average           16.93%                 10.03%

PERFORMANCE ANALYSIS

During the six-month period ended April 30, 2013, the Producer Durables and Health Care sectors were the biggest detractors from Fund relative performance. The larger-than-average cash holding also held back overall performance. The sectors with the largest positive relative contributions for the Fund were Consumer Staples and Consumer Discretionary (see attribution table).

PORTFOLIO ATTRIBUTION
10/31/12-4/30/13
--------------------------------------------------------------------------------------------------------------------------------
                               RUSSELL 2000(R) VALUE       RUSSELL 2000(R)               FUND                 CONTRIBUTION
                              -----------------------  -----------------------  -----------------------  -----------------------
SECTOR                              WGT        RTN          WGT        RTN          WGT        RTN        RSL 2V   RSL 2   FUND
Consumer Discretionary             12.0       23.1         13.8       20.0          8.5       27.2          2.8     2.8     2.3
Consumer Staples                    2.6       17.7          3.6       16.2          2.8       35.6          0.5     0.6     1.0
Energy                              6.4       12.1          6.0       11.0          3.1        2.3          0.8     0.7     0.1
Financial Services                 38.1       16.3         24.1       17.2         23.0       18.6          6.2     4.1     4.3
Health Care                         4.4       13.8         12.1       17.9         14.8        9.1          0.6     2.2     1.3
Materials & Processing              5.5        8.6          5.2       10.0          3.1        1.0          0.5     0.5     0.2
Producer Durables                  12.2       18.1         14.8       18.4         31.4        8.1          2.2     2.7     2.4
Technology                         11.9       19.1         16.3       15.4          5.9       14.0          2.3     2.5     0.8
Utilities                           6.8       12.1          4.0       11.9          0.0        0.0          0.8     0.5     0.0
Cash                                0.0        0.0          0.0        0.0          7.3        0.0          0.0     0.0     0.0
--------------------------------------------------------------------------------------------------------------------------------


Sources: Bloomberg and Confluence Investment Management

Our investment approach of managing risk--risk defined as the probability of a permanent loss of capital--focuses the portfolio managers' efforts on finding quality businesses trading at bargain prices. This philosophy has helped minimize losses during market downturns as it did in the previous periods, but also tends to lag when there is a sharp upward move in the market, as leveraged

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

and cyclical businesses tend to garner investors' affection. With the small capitalization indexes, Russell 2000 and Russell 2000 Value, up sharply over the past two quarters, it does not surprise us that the Fund would lag as our focus on high-quality businesses garners less attention in the near term.

Also impacting the Fund's relative performance was the drag of its cash position during the first half of the period. This was primarily a function of selling names and not immediately repositioning the proceeds. As we have mentioned in the past, we are bottom-up, research-focused investors, and when fundamentals deteriorate and/or valuations are extended, leaving an unfavorable risk/reward ratio, we will not hesitate to sell. On occasion we may not have an immediate replacement which may cause cash to build temporarily; rest assured we are diligently working to invest the cash but will only do so prudently.

There were a few changes in the Fund during the first half as Generac Holdings
(GNRC), HNI Corp. (HNI) and Simpson Manufacturing (SSD) were sold. Thermon Group Holdings (THR), GrafTech International (GTI) and Forward Air (FWRD) were added. Regarding the sells, Generac manufactures a range of generators for residential and commercial markets. They have been very successful in growing their business and, more importantly, rewarding shareholders with wise capital allocation including a large one-time dividend. Their success has not gone unnoticed as the shares have appreciated considerably and the valuation became a little rich which is why the shares were sold. HNI Corp. is a manufacturer of office furniture and hearth products. It is run by a strong management team that generates above-average margins and returns on capital. While they continue to execute well, the shares have moved up near our intrinsic value estimate, which allowed the Fund to take a nice profit. Lastly, Simpson Manufacturing manufactures construction products such as connectors and fastening systems. Although it has been benefiting from the strengthening in the housing market, they have also been facing increasing competition which will likely restrict the company's growth and impact margins in the future; therefore, the company's shares were sold.

As noted, during the first half, we initiated positions in Thermon Group Holdings (THR), GrafTech International (GTI), and Forward Air (FWRD). Thermon is a small manufacturer that produces heat tracers to keep pipes from freezing in harsh climates as well as regulating the pipe contents to keep them within a specified temperature range. The company's products have been used since the 1950s and it largely operates in a duopoly. The company primarily serves the oil and gas sector and should benefit from the revival of the North American energy market. At current levels, we believe the shares represent a good value.

Regarding GrafTech, it has attributes we especially like in companies, such as a product its customers must absolutely have to operate, yet one that represents a relatively insignificant portion of the customer's total operating costs. More specifically, GrafTech makes graphite electrodes used in steel mills employing electric arc furnaces. GrafTech is the world's largest supplier of graphite electrodes and it has positioned itself as the qualitative top tier of the industry. The shares are down sharply, reflecting the slump in the global steel industry which we believe provides the Fund a nice entry point to purchase shares at a good valuation.

Finally, Forward Air is a niche player in the transportation logistics market. The majority of the company's earnings are generated through its network of airport-to-airport trucking terminals whereby the company moves products between airports in order to reduce shipping costs while maintaining time definite deliveries. Service requirements within this niche are high and Forward Air's consolidated position provides them with the necessary density to achieve both high levels of service and attractive profit margins. Having largely consolidated the airport-to-airport business, management has been searching for attractive areas to redeploy cash flow. It took several years for this disciplined management team to find, but we believe the recent acquisition of Total Quality provides the company with a new and attractive avenue for growth. Total Quality serves the temperature controlled delivery needs of the pharmaceutical and life sciences industry. Like Forward Air's legacy business, customers within this cold transportation niche require high levels of service and are willing to pay for it.

MARKET AND FUND OUTLOOK

Looking forward, the economy continues to move forward with housing and employment gradually improving and providing a tailwind instead of a headwind. As always, we remain focused on company-specific fundamentals and growth prospects and believe the current market will continue to provide us with opportunities to buy quality companies at reasonable prices.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2013 (UNAUDITED)

As a shareholder of the First Trust/Confluence Small Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2013.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


          -----------------------------------------------------------------------------------------------------------
                                                                           HYPOTHETICAL
                           ACTUAL EXPENSES                          (5% RETURN BEFORE EXPENSES)
          -------------------------------------------------  --------------------------------------------------------
                               ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
               BEGINNING       ACCOUNT      DURING PERIOD     ACCOUNT         ACCOUNT     DURING PERIOD    ANNUALIZED
             ACCOUNT VALUE      VALUE        11/1/2012-        VALUE           VALUE       11/1/2012-        EXPENSE
               11/1/2012     04/30/2013    04/30/2013 (a)    11/1/2012      04/30/2013   04/30/2013 (a)    RATIOS (b)
          -----------------------------------------------------------------------------------------------------------
Class A        $1,000.00      $1,117.90      $   8.40        $1,000.00       $1,016.86      $   8.00         1.60%
Class C         1,000.00       1,112.80         12.31         1,000.00        1,013.14         11.73         2.35
Class I         1,000.00       1,119.50          7.09         1,000.00        1,018.10          6.73         1.35
Class R3        1,000.00       1,114.30          9.70         1,000.00        1,015.62          9.25         1.85


(a) Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period (November 1, 2012 through April 30, 2013), multiplied by 181/365 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


     SHARES                             DESCRIPTION                              VALUE
----------------  --------------------------------------------------------  --------------
COMMON STOCKS - 92.2%

                  AEROSPACE & DEFENSE - 2.9%
           1,555  Cubic Corp..............................................  $       66,818
                                                                            --------------
                  AIR FREIGHT & LOGISTICS - 3.1%
           1,910  Forward Air Corp........................................          70,460
                                                                            --------------
                  CAPITAL MARKETS - 8.2%
             385  Affiliated Managers Group, Inc. (a) ....................          59,937
           4,070  MVC Capital, Inc. (b) ..................................          52,869
           6,460  PennantPark Investment Corp. (b) .......................          75,582
                                                                            --------------
                                                                                   188,388
                                                                            --------------
                  CHEMICALS - 2.4%
           1,210  Scotts Miracle-Gro (The) Co., Class A ..................          54,874
                                                                            --------------
                  COMMERCIAL SERVICES & SUPPLIES - 2.9%
           3,295  Ritchie Bros. Auctioneers, Inc..........................          66,460
                                                                            --------------
                  ELECTRICAL EQUIPMENT - 8.3%
           1,610  Franklin Electric Co., Inc..............................          52,116
           9,846  GrafTech International Ltd. (a) ........................          70,694
           3,462  Thermon Group Holdings, Inc. (a) .......................          67,855
                                                                            --------------
                                                                                   190,665
                                                                            --------------
                  ENERGY EQUIPMENT & SERVICES - 3.1%
           3,660  C&J Energy Services, Inc. (a) ..........................          72,431
                                                                            --------------
                  FOOD PRODUCTS - 2.7%
           1,000  Sanderson Farms, Inc....................................          61,260
                                                                            --------------
                  HEALTH CARE EQUIPMENT & SUPPLIES - 5.6%
           1,665  Haemonetics Corp. (a) ..................................          64,103
           1,020  West Pharmaceutical Services, Inc.......................          65,137
                                                                            --------------
                                                                                   129,240
                                                                            --------------
                  HEALTH CARE PROVIDERS & SERVICES - 6.3%
           1,790  Patterson Cos., Inc.....................................          67,931
           3,195  VCA Antech, Inc. (a) ...................................          76,999
                                                                            --------------
                                                                                   144,930
                                                                            --------------
                  INSURANCE - 5.2%
           2,070  Brown & Brown, Inc......................................          64,149
             763  RLI Corp................................................          54,822
                                                                            --------------
                                                                                   118,971
                                                                            --------------
                  LIFE SCIENCES TOOLS & SERVICES - 3.0%
           1,085  Techne Corp.............................................          69,592
                                                                            --------------
                  MACHINERY - 12.2%
           4,935  Douglas Dynamics, Inc...................................          69,041
           1,480  EnPro Industries, Inc. (a) .............................          72,934
           1,115  Graco, Inc..............................................          67,491
           1,357  Mueller Industries, Inc.................................          70,265
                                                                            --------------
                                                                                   279,731
                                                                            --------------


Page 8                  See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)


     SHARES                             DESCRIPTION                              VALUE
----------------  --------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

                  MEDIA - 4.2%
           1,165  John Wiley & Sons, Inc., Class A .......................  $       44,468
             805  Morningstar, Inc........................................          53,138
                                                                            --------------
                                                                                    97,606
                                                                            --------------
                  OFFICE ELECTRONICS - 3.2%
           1,558  Zebra Technologies Corp., Class A (a) ..................          72,681
                                                                            --------------
                  REAL ESTATE INVESTMENT TRUSTS - 8.5%
           4,135  Franklin Street Properties Corp.........................          63,141
           3,170  Gladstone Commercial Corp...............................          60,674
           1,200  Rayonier, Inc...........................................          71,304
                                                                            --------------
                                                                                   195,119
                                                                            --------------
                  ROAD & RAIL - 3.9%
           1,520  Heartland Express, Inc..................................          20,626
           1,275  Landstar System, Inc....................................          69,692
                                                                            --------------
                                                                                    90,318
                                                                            --------------
                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
           1,250  Hittite Microwave Corp. (a) ............................          70,138
                                                                            --------------
                  TEXTILES, APPAREL & LUXURY GOODS - 3.5%
           1,450  Deckers Outdoor Corp. (a) ..............................          79,924
                                                                            --------------

                  TOTAL INVESTMENTS - 92.2% ..............................       2,119,606
                  (Cost $1,905,151) (c)

                  NET OTHER ASSETS AND LIABILITIES - 7.8% ................         178,203
                                                                            --------------
                  NET ASSETS - 100.0% ....................................  $    2,297,809
                                                                            ==============

-----------------------------
      (a)   Non-income producing security.

      (b)   Business Development Company

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $239,432 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,977.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                        LEVEL 2         LEVEL 3
                                                         TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                       04/30/2013        PRICES          INPUTS          INPUTS
                                                     --------------  --------------  --------------  --------------
Common Stocks*.....................................   $  2,119,606    $  2,119,606    $         --    $         --
                                                     ==============  ==============  ==============  ==============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.

                        See Notes to Financial Statements                 Page 9

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2013 (UNAUDITED)


ASSETS:
Investments, at value
   (Cost $1,905,151)...........................................................................      $  2,119,606
Cash...........................................................................................           261,570
Receivables:
   Investment securities sold..................................................................            46,779
   From investment advisor.....................................................................            22,128
   Dividends...................................................................................             1,420
Prepaid expenses...............................................................................                14
                                                                                                     ------------
     Total Assets..............................................................................         2,451,517
                                                                                                     ------------

LIABILITIES:
Payables:
   Investment securities purchased.............................................................            67,976
   Transfer agent fees.........................................................................            30,069
   Audit and tax fees..........................................................................            19,280
   Legal fees..................................................................................            13,487
   Administrative fees.........................................................................             8,305
   Trustees' fees and expenses.................................................................             3,917
   Registration fees...........................................................................             3,673
   Investment advisory fees....................................................................             1,753
   12b-1 distribution and service fees.........................................................             1,157
   Printing fees...............................................................................             1,008
   Financial reporting fees....................................................................               732
   Commitment fees.............................................................................               267
   Custodian fees..............................................................................               214
Other liabilities..............................................................................             1,870
                                                                                                     ------------
     Total Liabilities.........................................................................           153,708
                                                                                                     ------------
NET ASSETS.....................................................................................      $  2,297,809
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $  2,049,691
Par value......................................................................................               992
Accumulated net investment income (loss).......................................................           (1,574)
Accumulated net realized gain (loss) on investments............................................            34,245
Net unrealized appreciation (depreciation) on investments......................................           214,455
                                                                                                     ------------
NET ASSETS.....................................................................................      $  2,297,809
                                                                                                     ============
MAXIMUM OFFERING PRICE PER SHARE:
  (Net assets are rounded to the nearest whole dollar and shares are rounded to the nearest full share)
CLASS A SHARES:
  Net asset value and redemption price per share (Based on net assets of
     $773,359 and 32,604 shares of

       beneficial interest issued and outstanding).............................................      $      23.72
   Maximum sales charge (5.50% of offering price)..............................................              1.38
                                                                                                     ------------
   Maximum offering price to public............................................................      $      25.10
                                                                                                     ============
CLASS C SHARES:
  Net asset value and redemption price per share (Based on net assets of
     $1,276,410 and 56,246 shares of

       beneficial interest issued and outstanding).............................................      $      22.69
                                                                                                     ============
CLASS I SHARES:
  Net asset value and redemption price per share (Based on net assets of $246,890 and
     10,303 shares of beneficial interest issued and outstanding)..............................      $      23.96
                                                                                                     ============
CLASS R3 SHARES:
  Net asset value and redemption price per share (Based on net assets of $1,150 and 50 shares
     of beneficial interest issued and outstanding)............................................      $      23.11
                                                                                                     ============

Page 10                 See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $85)..............................................      $     22,668
Interest.......................................................................................                27
                                                                                                     ------------
   Total investment income.....................................................................            22,695
                                                                                                     ------------

EXPENSES:
Registration fees..............................................................................            51,342
Transfer agent fees............................................................................            50,088
Administrative fees............................................................................            25,805
Audit and tax fees.............................................................................            16,265
Legal fees.....................................................................................            11,573
Trustees' fees and expenses....................................................................            10,547
Investment advisory fees.......................................................................             8,885
Printing fees..................................................................................             7,130
12b-1 distribution and/or service fees:
   Class A.....................................................................................               837
   Class C.....................................................................................             4,834
   Class R3....................................................................................                 3
Financial reporting fees.......................................................................             4,587
Custodian fees.................................................................................               741
Commitment fees................................................................................               267
Other..........................................................................................             2,415
                                                                                                     ------------
   Total expenses..............................................................................           195,319
   Less fees waived and expenses reimbursed by the investment advisor..........................         (177,646)
                                                                                                     ------------
   Net expenses................................................................................            17,673
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................             5,022
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................            34,243
   Net change in unrealized appreciation (depreciation) on investments.........................           150,328
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................           184,571
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $    189,593
                                                                                                     ============


                       See Notes to Financial Statements                 Page 11

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS
                                                                                   ENDED                  YEAR
                                                                                 4/30/2013                ENDED
                                                                                (UNAUDITED)            10/31/2012
                                                                               ------------          ------------
OPERATIONS:
Net investment income (loss)................................................   $      5,022          $      8,039
Net realized gain (loss)....................................................         34,243                19,673
Net change in unrealized appreciation (depreciation)........................        150,328                68,817
                                                                               ------------          ------------
Net increase (decrease) in net assets resulting from operations.............        189,593                96,529
                                                                               ------------          ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares...........................................................         (7,530)                 (605)
   Class C Shares...........................................................         (4,429)                   --
   Class F Shares...........................................................              --                   (3)
   Class I Shares...........................................................         (2,086)                 (655)
   Class R3 Shares..........................................................            (11)                   --
                                                                               ------------          ------------
                                                                                    (14,056)               (1,263)
                                                                               ------------          ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
   Class A Shares...........................................................         (2,739)                   --
   Class C Shares...........................................................         (3,897)                   --
   Class I Shares...........................................................           (530)                   --
   Class R3 Shares..........................................................             (5)                   --
                                                                               ------------          ------------
                                                                                     (7,171)                   --
                                                                               ------------          ------------
Total distributions to shareholders.........................................        (21,227)               (1,263)
                                                                               ------------          ------------

CAPITAL TRANSACTIONS:
Proceeds from shares sold...................................................        830,586             1,086,129
Proceeds from shares reinvested.............................................         14,134                   587
Cost of shares redeemed.....................................................       (123,351)             (165,408)
                                                                               ------------          ------------
Net increase (decrease) in net assets resulting from capital transactions           721,369               921,308
                                                                               ------------          ------------
Total increase (decrease) in net assets.....................................        889,735             1,016,574
                                                                               ------------          ------------
NET ASSETS:
Beginning of period.........................................................      1,408,074               391,500
                                                                               ------------          ------------
End of period...............................................................   $  2,297,809          $  1,408,074
                                                                               ============          ============
Accumulated net investment income (loss) at end of period...................   $    (1,574)          $      7,460
                                                                               ============          ============


Page 12                 See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  SIX MONTHS
                                                    ENDED            YEAR            PERIOD
                                                  4/30/2013         ENDED            ENDED
CLASS A SHARES                                   (UNAUDITED)      10/31/2012     10/31/2011 (a)
                                                 ------------    ------------    --------------

Net asset value, beginning of period...........   $    21.58      $    19.54       $    20.10
                                                  ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............         0.11            0.23             0.03
Net realized and unrealized gain (loss)........         2.40            1.85            (0.59)
                                                  ----------      ----------       ----------
Total from investment operations...............         2.51            2.08            (0.56)
                                                  ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................        (0.27)          (0.04)              --
Net realized gain..............................        (0.10)             --               --
                                                  ----------      ----------       ----------
Total from distributions.......................        (0.37)          (0.04)              --
                                                  ----------      ----------       ----------
Net asset value, end of period.................   $    23.72      $    21.58       $    19.54
                                                  ==========      ==========       ==========
TOTAL RETURN (c)...............................        11.79%          10.61%           (2.79)%
                                                  ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........   $      773      $      651       $      218
Ratio of total expenses to average net assets..        19.69%          23.94% (d)       60.42% (d)
Ratio of net expenses to average net assets....         1.60% (d)       1.60% (d)        1.60% (d)
Ratio of net investment income (loss) to
   average net assets..........................         1.01% (d)       1.10% (d)        0.26% (d)
Portfolio turnover rate........................           12%             11%              21%

(a)   Class A Shares commenced operations on February 24, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.


                       See Notes to Financial Statements                 Page 13

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                    ENDED            YEAR            PERIOD
                                                  4/30/2013         ENDED            ENDED
CLASS C SHARES                                   (UNAUDITED)      10/31/2012     10/31/2011 (a)
                                                 ------------    ------------    --------------

Net asset value, beginning of period...........   $    20.59      $    18.81       $    20.10
                                                  ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............         0.02            0.05            (0.07)
Net realized and unrealized gain (loss)........         2.29            1.73            (1.22)
                                                  ----------      ----------       ----------
Total from investment operations...............         2.31            1.78            (1.29)
                                                  ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................        (0.11)             --               --
Net realized gain..............................        (0.10)             --               --
                                                  ----------      ----------       ----------
Total distributions............................        (0.21)             --               --
                                                  ----------      ----------       ----------
Net asset value, end of period.................   $    22.69      $    20.59       $    18.81
                                                  ==========      ==========       ==========
TOTAL RETURN (c)...............................        11.28%           9.46%           (6.42)%
                                                  ==========      ==========       ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........   $   1,277       $      615       $        8
Ratio of total expenses to average net assets..        19.37% (d)      26.69%           98.09% (d)
Ratio of net expenses to average net assets....         2.35% (d)       2.35%            2.35% (d)
Ratio of net investment income (loss) to
   average net assets..........................         0.14% (d)       0.25%           (0.54)% (d)
Portfolio turnover rate........................           12%             11%              21%

(a)   Class C Shares commenced operations on March 2, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.

Page 14                See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                    ENDED            YEAR            PERIOD
                                                  4/30/2013         ENDED            ENDED
CLASS I SHARES                                   (UNAUDITED)      10/31/2012     10/31/2011 (a)
                                                 ------------    ------------    --------------

Net asset value, beginning of period...........   $    21.81      $    19.58       $    20.00
                                                  ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............         0.16            0.26             0.07
Net realized and unrealized gain (loss)........         2.41            2.05            (0.49)
                                                  ----------      ----------       ----------
Total from investment operations...............         2.57            2.31            (0.42)
                                                  ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................        (0.32)          (0.08)              --
Net realized gain..............................        (0.10)             --               --
                                                  ----------      ----------       ----------
Total distributions............................        (0.42)          (0.08)              --
                                                  ----------      ----------       ----------
Net asset value, end of period.................   $    23.96      $    21.81       $    19.58
                                                  ==========      ==========       ==========
TOTAL RETURN (c)...............................        11.95%          11.85%           (2.10)%
                                                  ==========      ==========       ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........   $      247      $      141       $      164
Ratio of total expenses to average net assets..        33.18% (d)     41.80%           103.62% (d)
Ratio of net expenses to average net assets....         1.35% (d)      1.35%             1.35% (d)
Ratio of net investment income (loss) to
   average net assets..........................         1.41% (d)      1.28%             0.43% (d)
Portfolio turnover rate........................           12%             11%              21%

(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.


                       See Notes to Financial Statements                 Page 15

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                    ENDED            YEAR            PERIOD
                                                  4/30/2013         ENDED            ENDED
CLASS R3 SHARES                                  (UNAUDITED)      10/31/2012     10/31/2011 (a)
                                                 ------------    ------------    --------------

Net asset value, beginning of period..........   $     21.04      $    19.03       $    20.10
                                                  ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............         0.08            0.15            (0.04)
Net realized and unrealized gain (loss)........         2.30            1.86            (1.03)
                                                  ----------      ----------       ----------
Total from investment operations...............         2.38            2.01            (1.07)
                                                  ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................        (0.21)             --               --
Net realized gain..............................        (0.10)             --               --
                                                  ----------      ----------       ----------
Total distributions............................        (0.31)             --               --
                                                  ----------      ----------       ----------
Net asset value, end of period.................   $    23.11      $    21.04       $    19.03
                                                  ==========      ==========       ==========
TOTAL RETURN (c)...............................        11.43%          10.56%           (5.32)%
                                                  ==========      ==========       ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........   $        1      $        1       $        1
Ratio of total expenses to average net assets..     2,291.09% (d)   2,717.44%          297.34% (d)
Ratio of net expenses to average net assets....         1.85% (d)       1.88%            2.10% (d)
Ratio of net investment income (loss) to
   average net assets..........................         0.80% (d)       0.75%           (0.32)% (d)
Portfolio turnover rate........................           12%             11%              21%

(a) Class R3 Shares were initially seeded and commenced operations on March 2, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50% effective December 15, 2011 and 0.75% prior to Decmber 15, 2011 and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.


Page 16                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust/Confluence Small Cap Value Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers four classes of shares: Class A, Class C, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in equity securities of U.S. listed companies with small market capitalizations at the time of investment that Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of common stocks and other equity securities will be based on the consideration of all available information, including, but not limited to, the following:

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2013 (UNAUDITED)

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT's fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2013 (UNAUDITED)


The tax character of distributions paid during the fiscal year ended October 31, 2012 was as follows:

Distributions paid from:
Ordinary income..............................   $           1,263
Capital gain.................................                  --
Return of capital............................                  --

As of October 31, 2012, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income................   $           9,068
Undistributed capital gains..................               5,565
                                                -----------------
Total undistributed earnings.................              14,633
Accumulated capital and other losses.........                  --
Net unrealized appreciation (depreciation)...              62,127
                                                -----------------
Total accumulated earnings (losses)..........              78,760
Other........................................                  --
Paid-in capital..............................           1,329,314
                                                -----------------
Net assets...................................   $       1,408,074
                                                =================

D. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allows it to carry realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2012, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes. During the taxable year ended October 31, 2012, the Fund utilized non-expiring capital loss carryforwards in the amount of $12,352.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2011 and 2012 remain open to federal and state audit. As of April 30, 2013, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES:

The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Confluence serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of the Fund's average daily net assets that is paid by First Trust from its investment advisory fee.

First Trust and Confluence have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until February 28, 2014 and then will not exceed 1.70% from March 1, 2014 to February 28, 2023 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Confluence are subject to recovery by First Trust and Confluence up to three years from the date the fee or expense was incurred, but no reimbursement payment will

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2013 (UNAUDITED)


be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Confluence. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2013 and the expenses borne by First Trust and Confluence subject to recovery for the periods indicated were as follows:

                                                                EXPENSES SUBJECT TO RECOVERY
                                        ---------------------------------------------------------------------------
   ADVISORY FEE           EXPENSE         PERIOD ENDED         YEAR ENDED       SIX MONTHS ENDED
      WAIVER           REIMBURSEMENT    OCTOBER 31, 2011    OCTOBER 31, 2012     APRIL 30, 2013           TOTAL
   ------------        -------------    ----------------    ----------------    -----------------    --------------
    $    8,885          $   168,761       $    169,849        $    237,946         $   177,646         $   621,441

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund's assets.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms until December 31, 2013 before rotating to serve as chairman of another committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.


                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                      SIX MONTHS ENDED                           YEAR ENDED
                                       APRIL 30, 2013                         OCTOBER 31, 2012

                                  SHARES            VALUE                 SHARES           VALUE
                                ----------      ------------            ----------      ------------
Sales:
     Class A                         6,201      $    141,740                22,827      $    462,559
     Class C                        26,036           563,342                29,845           577,127
     Class F *                          --                --                    --                --
     Class I                         5,296           125,504                 2,182            46,369
     Class R3                           --                --                     4                74
                                ----------      ------------            ----------      ------------
Total Sales:                        37,533      $    830,586                54,858      $  1,086,129
                                ==========      ============            ==========      ============

Dividend Reinvestment:
     Class A                           258      $      5,561                    22      $        417
     Class C                           358             7,523                    --                --
     Class F *                          --                --                    --                --
     Class I                            44               960                    9                170
     Class R3                           --                --                    --                --
                                ----------      ------------            ----------      ------------
Total Dividend Reinvestment:           660      $     14,134                    31      $        587
                                ==========      ============            ==========      ============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2013 (UNAUDITED)

                                      SIX MONTHS ENDED                           YEAR ENDED
                                       APRIL 30, 2013                         OCTOBER 31, 2012

Redemptions:
     Class A                       (4,033)      $   (88,770)                (3,817)     $    (78,652)
     Class C                          (14)             (300)                  (378)           (7,559)
     Class F *                          --                --                   (50)             (755)
     Class I                       (1,498)          (34,281)                (4,132)          (78,369)
     Class R3                           --                --                    (4)              (73)
                                ----------      ------------            ----------      ------------
Total Redemptions:                 (5,545)      $  (123,351)                (8,381)     $   (165,408)
                                ==========      ============            ==========      ============

* Effective December 15, 2011, all Class F Shares were liquidated and the Class was terminated.

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended April 30, 2013,

were $817,364 and $198,379, respectively.

                                 6. BORROWINGS

Effective March 28, 2013, the Trust and First Trust Variable Insurance Trust entered into a $20 million Committed Line of Credit ("Line of Credit") with the Bank of Nova Scotia ("Scotia") to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by Scotia, which First Trust will allocate amongst the funds that have access to the Line of Credit. To the extent that the Fund accesses the Line of Credit, there would also be an interest fee charged.

                       7. DISTRIBUTION AND SERVICE PLANS

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00% and 0.50% of their average daily net assets each year for Class A, Class C and Class R3, respectively, to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             9. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

MARKET CAPITALIZATION RISK: The Fund normally invests at least 80% of its assets in Small-Cap Companies. Because the market capitalization is measured at the time of its initial purchase, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the market capitalization range. Because of market movement, there can be no assurance that the securities held by the Fund will stay within the given market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully n a certain market capitalization range.

SMALL CAP RISK: The Fund invests in Small-Cap Companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2013 (UNAUDITED)


dependence on a few key people, and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies may be less liquid than those of larger companies.

VALUE INVESTING RISK: The Fund focuses its investments on securities that the portfolio manager believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer's business and economic fundamentals or the securities' current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors. Disciplined adherence to a "value" investment mandate during periods in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

REAL ESTATE INVESTMENT RISK: The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REIT RISK: REITs are subject to risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

BDC RISK: The Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDCs included in the Fund may employ the use of leverage in its portfolio through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

INDUSTRIALS AND PRODUCER DURABLES SECTOR RISK. The Fund invests in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2013 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com;

(3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                      This Page Left Blank Intentionally.

FIRST TRUST


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
349 Marshall Avenue, Suite 302
Saint Louis, MO 63119

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA 02109

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST



First Trust Short Duration
High Income Fund



Semi-Annual Report
For the Period November 1, 2012
(Commencement of Operations)
through April 30, 2013

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2013

Shareholder Letter ..........................................................  1
At A Glance .................................................................  2
Portfolio Commentary ........................................................  4
Understanding Your Fund Expenses ............................................  6
Portfolio of Investments ....................................................  7
Statement of Assets and Liabilities ......................................... 17
Statement of Operations ..................................................... 18
Statement of Changes in Net Assets .......................................... 19
Financial Highlights ........................................................ 20
Notes to Financial Statements ............................................... 23
Additional Information ...................................................... 28


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Short Duration High Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of First Trust are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2013


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Short Duration High Income Fund (the "Fund").

The report you hold contains detailed information about your investment, a portfolio commentary from the Fund's management team that provides a recap of the period, a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust Advisors L.P. ("First Trust").

The six months covered by this report have been more positive for the U.S. markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 14% during the period, and many economists and investors have felt positive about the current market environment. Of course, past performance can never be an indicator of future performance. As I have written many times, First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2013 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees and
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2013 (UNAUDITED)

---------------------------------------------------------
FUND STATISTICS
---------------------------------------------------------
                                                NET ASSET
FIRST TRUST SHORT DURATION HIGH INCOME FUND    VALUE (NAV)
---------------------------------------------------------
Class A (FDHAX)                                  $20.80
Class C (FDHCX)                                  $20.79
Class I (FDHIX)                                  $20.80
---------------------------------------------------------


---------------------------------------------------------
                                              % OF TOTAL
CREDIT QUALITY(1)                             INVESTMENTS
---------------------------------------------------------
A/A2                                               0.4%
BBB-/Baa3                                          8.9
BB+/Ba1                                            4.0
BB/Ba2                                             6.6
BB-/Ba3                                           24.0
B+/B1                                             30.9
B/B2                                              13.5
B-/B3                                              4.8
CCC+/Caa1                                          5.7
CCC/Caa2                                           0.3
NR                                                 0.9
                                                 ------
                                        Total    100.0%
                                                 ======

---------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
---------------------------------------------------------
Caesar's Entertainment Inc., Term Loan             2.4%
Focus Brands, Inc., Term Loan                      2.2
Beechcraft Holdings, Term Loan                     2.1
Cooper Gay Swett & Crawford, Term Loan             2.1
Charter Communications, Term Loan                  1.9
Seminole Tribe of Florida, Term Loan               1.7
CSC Holdings, LLC, Term Loan                       1.7
Catalant Pharma Solutions, Inc., Term Loan         1.5
AMC Entertainment, Inc., Term Loan                 1.3
EVERTEC, Term Loan                                 1.3
                                                 ------
                                        Total     18.2%
                                                 ======

---------------------------------------------------------
                                              % OF TOTAL
INDUSTRY CLASSIFICATION                       INVESTMENTS
---------------------------------------------------------
Media                                             10.6%
Hotels, Restaurants & Leisure                      8.3
Diversified Financial Services                     6.7
Food Products                                      5.6
Wireless Telecommunication Services                5.2
Auto Components                                    5.0
Chemicals                                          4.6
Health Care Providers & Services                   4.3
Aerospace & Defense                                3.7
Real Estate Management & Development               3.0
Specialty Retail                                   2.8
Diversified Telecommunication Services             2.7
Consumer Finance                                   2.4
Professional Services                              2.2
Insurance                                          2.2
Building Products                                  2.0
Diversified Consumer Services                      2.0
Containers & Packaging                             2.0
Road & Rail                                        2.0
Communications Equipment                           2.0
Pharmaceuticals                                    2.0
Software                                           1.9
Health Care Equipment & Supplies                   1.6
Semiconductors & Semiconductor Equipment           1.5
Commercial Services & Supplies                     1.3
Independent Power Producers & Energy Traders       1.2
Capital Markets                                    1.2
Tires & Rubber                                     1.1
Oil, Gas & Consumable Fuels                        1.1
Industrial Conglomerates                           1.1
Health Care Technology                             0.9
IT Services                                        0.9
Food & Staples Retailing                           0.9
Machinery                                          0.7
Life Sciences Tools & Services                     0.6
Automobiles                                        0.5
Real Estate Investment Trusts                      0.4
Diversified Business Services                      0.4
Household Durables                                 0.4
Distributors                                       0.3
Electric Utilities                                 0.3
Metals & Mining                                    0.2
Biotechnology                                      0.2
                                                 ------
                                        Total    100.0%
                                                 ======

--------------------------------------------------------------------------------
                                             CLASS         CLASS         CLASS
DIVIDEND DISTRIBUTIONS                      A SHARES      C SHARES      I SHARES
--------------------------------------------------------------------------------
Current Monthly Distribution per Share (2)  $0.0792       $0.0662       $0.0834
Current Distribution Rate on NAV (3)         4.57%         3.82%         4.81%


(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., Moody's Investors Service, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. See the prospectus or summary prospectus for more complete descriptions of ratings and rating organizations. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not the Fund or its shares. Credit ratings are subject to change.

(2) Most recent distribution paid or declared through 4/30/2013. Subject to change in the future.

(3) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2013. Subject to change in the future.

NR    Not Rated

FIRST TRUST SHORT DURATION HIGH INCOME FUND
"AT A GLANCE" - (CONTINUED)
AS OF APRIL 30, 2013 (UNAUDITED)

---------------------------------------------------------
PERFORMANCE OF A $10,000 INVESTMENT
---------------------------------------------------------

This chart compares your Fund's Class I performance to that of the Bank of America Merrill Lynch U.S. High Yield
Master II Constrained Index, the S&P/LSTA Leveraged Loan
Index and the Blended Benchmark from 11/1/2012 through 4/30/2013.

             First Trust Short                           Bank of America Merrill
               Duration High                                 Lynch U.S. High               S&P/LSTA
           Income Fund - Class I        Blended              Yield Master II            Leveraged Loan
                  Shares             Benchmark (a)      Constrained Index ("HUC0")     Index ("SPBDAL")
1/11/12            10000                 10000                    10000                     10000
4/30/13            10613                 10548                    10713                     10384

(a) The Blended Benchmark return is a 50/50 split between the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index and the S&P/LSTA Leveraged Loan Index returns.

-----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2013
-----------------------------------------------------------------------------------------------------------------------------
                                 A SHARES               C SHARES               I SHARES
                           Inception (11/1/2012)  Inception (11/1/2012)  Inception (11/1/2012)    BLENDED    HUC0*    SPBDAL*
                             through 4/30/2013      through 4/30/2013      through 4/30/2013     BENCHMARK*

                                                              W/MAX
                                                              1.00%
                                         W/MAX              CONTINGENT
                              W/O        3.50%       W/O     DEFERRED             W/O               W/O       W/O       W/O
                             SALES       SALES      SALES     SALES              SALES             SALES     SALES     SALES
CUMULATIVE TOTAL RETURNS    CHARGES     CHARGE     CHARGES    CHARGE            CHARGES           CHARGES   CHARGES   CHARGES

Since Inception              6.03%       2.29%      5.65%     4.65%              6.13%             5.48%     7.13%     3.84%

30-Day SEC Yields(1)               3.66%                  3.03%                  3.90%              N/A       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------


* Since inception return is based on inception date of the Fund.

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total returns with sales charges include payment of the maximum sales charge of 3.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A and combined Rule 12b-1 distribution and service fees of up to 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

(1) 30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund's expense ratio and generating a higher yield.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2013

INVESTMENT MANAGER

The First Trust Advisors L.P. Leveraged Finance Team ("First Trust") is a team of eleven experienced credit professionals, specializing in below investment-grade securities. The team is comprised of portfolio management, research, trading and operations. As of March 31, 2013, the First Trust Leveraged Finance Team managed or supervised approximately $923 million in senior secured bank loans and high-yield bonds. These assets are spread across a closed-end fund, an open-end fund, an exchange-traded fund, a series of unit investment trusts and institutional separate accounts.

PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
PETER FASONE, CFA - VICE PRESIDENT, PORTFOLIO MANAGER

FIRST TRUST SHORT DURATION HIGH INCOME FUND

The primary investment objective of First Trust Short Duration High Income Fund (the "Fund") is a high level of current income with a secondary objective of capital appreciation.

MARKET RECAP

Capital markets were generally strong over the period, supported by generally positive economic reports in the U.S. and relatively benign news regarding the European debt situation. This positive backdrop supported asset prices in many markets including both the high-yield bond and senior loan market.

Senior Loan Market

The S&P/LSTA Leveraged Loan Index returned a fairly impressive 3.84% for the 6-month period ended April 30, 2013. Additionally, performance throughout the period was consistently positive with no individual month posting negative performance.

From a credit quality perspective, lower credit-rated issues provided the strongest performance for the period. Lower quality CCC rated issues returned 12.22% for the period, significantly outperforming the returns of higher-quality B rated issues at 3.46% and BB rated issues at 2.70%. In terms of prices of loans, we witnessed a continued ascent in average loan prices. The average price of loans in the market began the period at $96.4 and rose 2 points over the 6-month period to end at $98.4.

High-Yield Bond Market

The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index returned 7.13% for the 6-month period.

Similar to the returns in senior loans, lower-quality high-yield bonds outperformed higher-quality high-yield bonds during the period. Lower-quality CCC rated and below issues returned 10.93% during the period, which exceeded returns of higher-quality B rated issues at 7.32% and BB rated issues at 5.64%. As the returns suggest, average bond prices rose during the period, from $103.4 to $106.5 to end the period.

Credit Quality/Default Rates

One important factor helping support the positive returns for the 6-month period was the continuation of a strong credit environment. The trailing twelve-month default rate at the end of April 2013 was 1.91% for senior loans and 0.99% for high-yield bonds. The default rate remains well inside the long-term historical average for both senior loans and high-yield bonds. The long-term average default rate for senior loans is 3.33% (for the period March 1999 - April 2013), while the long-term average default rate for high-yield bonds is 3.62% (for the period March 1999 - April 2013) (Source: S&P/Capital IQ).

Two trends in the market that have helped keep default volumes in check are solid corporate fundamentals and robust capital markets activity. Regarding corporate fundamentals, senior loan issuers that file their financial results publicly (also a good proxy for high-yield bond issuers) grew cash flows by approximately 7% year-over-year in the fourth quarter of 2012 (latest data available), which represents 14 straight quarters of cash flow growth. This extended period of cash flow growth has given companies the opportunity to strengthen their balance sheets. The second positive trend is the active capital markets, which

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

have provided companies the ability to refinance near-term debt maturities with longer-dated paper and a lower coupon. This process of refinancing extends debt maturities of corporate borrowers and helps alleviate a potential catalyst for future defaults. In addition, the lower coupon eases a company's interest burden. Loan maturities in either 2013 or 2014 stand at just $29.8 billion, down from $47.6 billion at December 2012 and $140.3 billion at the end of 2011. High-yield maturities in either 2013 or 2014 stand at just $76 billion, down from $219 billion at December 2008. Overall, the combination of good corporate performance and a reduction in near-term maturities supports our view that the default environment will remain modest.

FUND PERFORMANCE

The Fund's inception date was November 1, 2012. The Fund's Class I Share performance, excluding sales load, from inception through April 30, 2013 was 6.13%, exceeding the blended benchmark return of 5.48% (comprised of 50% S&P/LSTA Leveraged Loan Index and 50% Bank of America Merrill Lynch US High Yield Master II Constrained Index).

The Fund paid its first monthly distribution payment in December 2012 of $0.0834 per share on the Class I Shares. Since that time, the Fund has maintained this level of monthly distributions. At the end of the period, the effective yield based on this distribution rate was 4.81% for the Class I Shares.

From a portfolio construction standpoint, the Fund is favoring senior loan holdings relative to high-yield bonds. This positioning is driven by the relative value opportunities we're seeing in the market. The senior loan market, in aggregate, is offering a yield that is relatively close to that of the high-yield bond market. In the current environment, given senior loans provide a superior position in a company's capital structure (senior secured) relative to high-yield bonds and given the floating-rate feature of loans (benefitting investors by limiting interest rate risk), we believe that the relative value is tilting in the direction of the senior loan market relative to high-yield bonds.

The Fund performed well over the period, outperforming its blended benchmark. This outperformance was driven principally by superior asset selection relative to the benchmark. While the Fund's under-weight position in the lowest credit-quality issues (CCC rated and below) and the tilt towards senior loans relative to high-yield bonds were headwinds to performance for the period, good individual asset selection more than made up for these headwinds.

MARKET AND FUND OUTLOOK

Our outlook for the leveraged finance market (high-yield bonds and senior loans) remains constructive. We expect the new issue market to remain robust with plenty of investment opportunities coming to market. As we evaluate new investment opportunities for the portfolio, decisions will continue to be rooted in our rigorous bottom up credit analysis with a specific focus on the opportunities that offer the best risk and reward balance. Through this process, we expect the portfolio will continue to favor higher credit quality in relation to the benchmark.

We believe the combination of a modest default environment, slow but positive economic growth, and strong investor demand provides a firm backdrop for returns in the periods ahead. Given the tactical nature of the Fund, we're using our rigorous fundamental investment process to capitalize on strong corporate fundamentals and relative value opportunities within the senior loan and high-yield markets. Our analysis suggests that, in light of the historically low yield and historically high prices within the high-yield market, there's considerably more interest rate risk embedded in pockets of high-yield than history would indicate. Moreover, given the narrow yield differential between senior loans and high-yield bonds, investors benefit far more from the structural enhancements available for senior loans (senior secured position within the capital structure, floating interest rate) than the slight yield pick-up in high-yield bonds, furthering support for our thesis that senior loans appear more attractive today than high-yield bonds.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2013 (UNAUDITED)

As a shareholder of the First Trust Short Duration High Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2013.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                   HYPOTHETICAL
                            ACTUAL EXPENSES                                 (5% RETURN BEFORE EXPENSES)
            ---------------------------------------------    ---------------------------------------------------------
               BEGINNING       ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
                ACCOUNT        ACCOUNT      DURING PERIOD     ACCOUNT         ACCOUNT     DURING PERIOD    ANNUALIZED
                 VALUE          VALUE        11/1/2012 -       VALUE           VALUE       11/1/2012 -       EXPENSE
               11/1/2012      4/30/2013     4/30/2013 (a)    11/1/2012       4/30/2013    4/30/2013 (a)    RATIOS (b)
            ----------------------------------------------------------------------------------------------------------
Class A      $  1,000.00    $  1,060.30       $    6.24     $  1,000.00     $  1,018.60     $    6.26        1.25%
Class C         1,000.00       1,056.50            9.97        1,000.00        1,014.88          9.99        2.00
Class I         1,000.00       1,061.30            5.00        1,000.00        1,019.84          5.01        1.00

(a) Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period (November 1, 2012 through April 30, 2013), multiplied by 181/365 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)

  PRINCIPAL                                                      RATINGS (a)                       STATED
    VALUE                        DESCRIPTION                    MOODY'S   S&P     RATE (b)      MATURITY (c)       VALUE
-------------  -----------------------------------------------  --------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS - 73.5%

               AEROSPACE & DEFENSE - 2.9%
$     150,000  AM General, LLC, Term Loan B ..................     B2    BB-        10.25%        03/20/18     $     150,625
      500,000  Beechcraft Holdings, Term Loan B ..............     B1    BB-         5.75%        12/05/20           499,065
       45,802  DynCorp International, Inc., Term Loan ........    Ba2    BB-         6.25%        07/07/16            46,111
       49,875  Sequa Corp., Term Loan B ......................     B1     B          5.25%        05/29/17            50,615
                                                                                                               -------------
                                                                                                                     746,416
                                                                                                               -------------
               AGRICULTURAL PRODUCTS - 1.3%
      200,000  Dole Food Company, Inc., Term Loan B ..........    Ba3     B+         3.75%        04/22/20           201,250
      149,499  Jimmy Sanders, Term Loan B ....................     B2     B          6.75%        11/15/18           151,368
                                                                                                               -------------
                                                                                                                     352,618
                                                                                                               -------------
               ALTERNATIVE CARRIERS - 1.0%
      100,000  DigitalGlobe, Inc., Term Loan B ...............    Ba2    BBB-        3.75%        01/25/20           101,050
      158,061  Telesat Canada, Term Loan B ...................    Ba3    BB-         3.50%        03/25/19           159,304
                                                                                                               -------------
                                                                                                                     260,354
                                                                                                               -------------
               APPAREL RETAIL - 1.3%
      249,750  Collective Brands, Inc., Term Loan ............     B1     B          7.25%        09/19/19           253,107
      100,000  Phillips-Van Heusen Corp., Term Loan B ........    Ba1    BBB-        3.25%        12/31/19           100,808
                                                                                                               -------------
                                                                                                                     353,915
                                                                                                               -------------
               APPLICATION SOFTWARE - 1.0%
       49,749  Eagle Parent, Inc., Term Loan B ...............    Ba3     B+         4.50%        05/16/18            50,495
      100,000  Flexera Software, LLC, Term Loan B ............     B2     B+         5.00%        02/14/19           101,750
      100,000  Verint Systems, Inc., Term Loan B .............     B1    BB-         4.00%        09/06/19           100,625
                                                                                                               -------------
                                                                                                                     252,870
                                                                                                               -------------
               ASSET MANAGEMENT & CUSTODY BANKS - 1.2%
      100,000  Nuveen Investments, Inc., Term Loan, First
                  Lien .......................................     B2     B          5.20%        05/13/17           101,125
      166,668  Nuveen Investments, Inc., Term Loan, Second
                  Lien .......................................    Caa1   CCC         6.50%        02/28/19           167,709
       49,875  TCW Group, Inc., Term Loan B ..................    Ba1    BB+         4.00%        12/20/19            50,333
                                                                                                               -------------
                                                                                                                     319,167
                                                                                                               -------------
               AUTO PARTS & EQUIPMENT - 3.4%
      100,000  Affinia Group, Inc., Term Loan B2 .............     B2     B          4.75%        04/09/20           101,125
      200,000  BBB Industries, LLC, Term Loan B ..............     NR     NR         5.50%        03/25/19           201,000
       49,875  Metaldyne, LLC, Term Loan B ...................     B1     B+         5.00%        12/04/18            50,748
      249,375  Remy International, Inc., Term Loan B .........     B1     B+         4.25%        02/28/20           251,714
      142,857  Tower International, Inc., Term Loan B ........     B1     B+         5.75%        04/10/20           144,464
                                                                                                               -------------
                                                                                                                     900,911
                                                                                                               -------------
               AUTOMOBILE MANUFACTURERS - 0.2%
       49,873  Chrysler Group, LLC, Term Loan B ..............    Ba1     BB         6.00%        05/24/17            50,509
                                                                                                               -------------
               BIOTECHNOLOGY - 0.2%
       49,673  Grifols, SA, Term Loan B ......................    Ba2    BB+         4.25%        06/01/17            50,225
                                                                                                               -------------
               BROADCASTING - 3.7%
      200,000  Clear Channel Communications, Inc., Term
                  Loan B......................................    Caa1   CCC+        3.85%        01/29/16           183,278
       49,750  Cumulus Media Holdings, Inc., Term Loan,
                  First Lien .................................    Ba2    BB-         4.50%        09/16/18            50,605


                       See Notes to Financial Statements                  Page 7

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

  PRINCIPAL                                                      RATINGS (a)                       STATED
    VALUE                        DESCRIPTION                    MOODY'S   S&P     RATE (b)      MATURITY (c)       VALUE
-------------  -----------------------------------------------  --------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

               BROADCASTING - (CONTINUED)
$      73,333  FoxCo Acquisition, LLC, Term Loan .............     B2     B          5.50%        07/14/17     $      74,502
      150,000  Hubbard Radio, LLC, Tranche 1 Term Loan .......    Ba3     B+         4.50%        04/28/17           152,437
       14,857  Mission Broadcasting, Term Loan B .............    Ba2     BB         4.50%        11/19/19            15,043
      173,366  NEP/NCP Holdco, Inc., Term Loan B .............     B1     B          4.75%        01/22/20           176,400
       28,571  NEP/NCP Holdco, Inc., Term Loan, Second
                  Lien .......................................    Caa1   CCC+        9.50%        07/18/20            29,691
       35,143  Nexstar Broadcasting, Term Loan B .............    Ba2     BB         4.50%        11/19/19            35,582
       50,000  Univision Corp., Term Loan C1 .................     B2     B+         4.50%        02/28/20            50,438
      200,000  Univision Corp., Term Loan C2 .................     B2     B+         4.50%        02/28/20           201,900
                                                                                                               -------------
                                                                                                                     969,876
                                                                                                               -------------
               BUILDING PRODUCTS - 0.9%
      133,333  American Builders & Contractors Supply Co.,
                  Inc., Term Loan B ..........................     B1    BB+         3.50%        04/05/20           134,388
       99,750  Unifrax, LLC, Term Loan B .....................     B1     B+         4.25%        11/30/18           100,840
                                                                                                               -------------
                                                                                                                     235,228
                                                                                                               -------------
               CABLE & SATELLITE - 3.0%
      400,000  Charter Communications Operating, LLC,
                  Term Loan E ................................    Baa3   BB+         3.00%        04/10/20           398,916
      400,000  CSC Holdings, LLC, Term Loan B ................    Baa3   BBB-        2.70%        04/11/20           398,864
                                                                                                               -------------
                                                                                                                     797,780
                                                                                                               -------------
               CASINOS & GAMING - 4.2%
      619,355  Caesar's Entertainment, Inc., Term Loan B6 ....     B3     B          5.45%        01/28/18           561,582
        4,706  ROC Finance, LLC, Delayed Draw Term
                  Loan (e) ...................................     B1    BB-      2.25%(d)        08/19/17             4,835
       49,383  ROC Finance, LLC, Term Loan B .................     B1    BB-         8.50%        03/25/19            49,815
      400,000  Seminole Tribe of Florida, Term Loan B ........    Baa3   BBB-        3.00%        04/04/20           402,328
       81,481  Twin River Management Group, Inc., Term
                  Loan B .....................................     B1    BB-         6.50%        09/30/18            82,398
                                                                                                               -------------
                                                                                                                   1,100,958
                                                                                                               -------------
               COAL & CONSUMABLE FUELS - 0.4%
       99,499  Arch Coal, Inc., Term Loan ....................    Ba3     BB         5.75%        05/16/18           100,784
                                                                                                               -------------
               COMMODITY CHEMICALS - 0.8%
      198,810  Tronox, Inc., Term Loan B .....................    Ba2    BBB-        4.50%        03/13/20           201,605
                                                                                                               -------------
               COMMUNICATIONS EQUIPMENT - 1.7%
       50,000  Alcatel-Lucent USA, Inc., Term Loan B .........     B1    BB-         6.25%        07/29/16            50,722
      149,625  Alcatel-Lucent USA, Inc., Term Loan C .........     B1    BB-         7.25%        01/29/19           153,280
      200,000  ARRIS Group, Inc., Term Loan B ................    Ba3    BB-         3.50%        02/07/20           200,126
       49,746  CommScope, Inc., Term Loan B ..................    Ba3     BB         3.75%        01/14/18            50,400
                                                                                                               -------------
                                                                                                                     454,528
                                                                                                               -------------
               CONSTRUCTION & FARM MACHINERY & HEAVY
                  TRUCKS - 0.4%
      115,518  Navistar International Corp., Term Loan B .....    Ba3     B+         5.75%        08/16/17           117,612
                                                                                                               -------------
               CONSUMER FINANCE - 1.3%
       49,875  Altisource Solutions S.a.r.l., Term Loan B ....     B1    BB-         5.75%        11/20/19            50,374
      150,000  Ocwen Financial Corp., Term Loan B ............     B1     B          5.00%        01/28/18           152,362


Page 8                   See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

  PRINCIPAL                                                      RATINGS (a)                       STATED
    VALUE                        DESCRIPTION                    MOODY'S   S&P     RATE (b)      MATURITY (c)       VALUE
-------------  -----------------------------------------------  --------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

               CONSUMER FINANCE - (CONTINUED)
$     147,484  Walter Investment Management Corp., Term
                  Loan B .....................................     B2     B+         5.75%        11/28/17     $     149,912
                                                                                                               -------------
                                                                                                                     352,648
                                                                                                               -------------
               DISTRIBUTORS - 0.3%
       74,813  WESCO Distribution, Inc., Term Loan B .........    Ba3     B+         4.50%        12/04/19            75,561
                                                                                                               -------------
               DIVERSIFIED REAL ESTATE ACTIVITIES - 1.5%
      193,817  iStar Financial, Inc., Term Loan ..............     B1    BB-         4.50%        10/15/17           195,877
      200,000  Starwood Property Trust, Term Loan B ..........    Ba3    BB+         3.50%        04/04/20           200,500
                                                                                                               -------------
                                                                                                                     396,377
                                                                                                               -------------
               EDUCATION SERVICES - 0.4%
       99,750  Bright Horizons Family Solutions, LLC,
                  Term Loan B ................................     B1     B+     4.00%-5.25%      01/20/20           100,623
                                                                                                               -------------
               ELECTRIC UTILITIES - 0.3%
      100,000  Texas Competitive Electric Holdings
                  Company, LLC, Term Loan ....................    Caa3   CCC     3.70%-3.78%      10/10/14            75,083
                                                                                                               -------------
               ENVIRONMENTAL & FACILITIES SERVICES - 1.0%
      199,500  Advanced Disposal Services, Inc., Term
                  Loan B .....................................     B1     B+         4.25%        10/09/19           201,892
       48,426  EnergySolutions, LLC, Term Loan ...............     B2    BB-         6.25%        08/15/16            48,837
                                                                                                               -------------
                                                                                                                     250,729
                                                                                                               -------------
               HEALTH CARE EQUIPMENT - 0.6%
       49,750  Biomet, Inc., Term Loan B1 ....................     B1    BB-     3.95%-4.03%      07/25/17            50,372
       99,498  Kinetic Concepts, Inc., Term Loan C1 ..........    Ba2    BB-         5.50%        05/04/18           101,133
                                                                                                               -------------
                                                                                                                     151,505
                                                                                                               -------------
               HEALTH CARE FACILITIES - 0.2%
       49,750  United Surgical Partners International, Inc.,
                  Term Loan B.................................     B1     B          4.75%        04/30/19            49,999
                                                                                                               -------------
               HEALTH CARE SERVICES - 3.7%
       99,750  Air Medical Group Holdings, Inc., Term
                  Loan B .....................................     B2     B          6.50%        05/31/18           101,932
      100,000  Apria Healthcare Group, Inc., Term Loan B .....     B1     BB         6.75%        03/20/20            99,969
       49,349  CHG Healthcare Services, Term Loan B ..........     B1     B          5.00%        11/13/19            50,074
      199,492  Emergency Medical Services Corp., Term
                  Loan B .....................................     B1     B+         4.00%        05/25/18           201,878
      150,000  Healogics, Inc., Term Loan B ..................     B1     B          5.25%        02/05/19           151,612
       49,875  Heartland Dental Care, Inc., Term Loan B ......    Ba3     B+         6.25%        12/20/18            50,561
       49,747  Rural Metro Corp., Term Loan, First Lien ......     B1     B+         5.75%        06/30/18            49,965
      249,375  Sheridan Holdings, Inc., Term Loan B ..........     B1     B+         4.50%        06/29/18           252,338
                                                                                                               -------------
                                                                                                                     958,329
                                                                                                               -------------
               HEALTH CARE SUPPLIES - 0.2%
       50,000  Sage Products, Inc., Term Loan B ..............     B1     B          4.25%        12/13/19            50,375
                                                                                                               -------------


                       See Notes to Financial Statements                  Page 9

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

  PRINCIPAL                                                      RATINGS (a)                       STATED
    VALUE                        DESCRIPTION                    MOODY'S   S&P     RATE (b)      MATURITY (c)       VALUE
-------------  -----------------------------------------------  --------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

               HEALTH CARE TECHNOLOGY - 0.8%
$      49,749  Emdeon Business Services, LLC, Term
                  Loan B .....................................    Ba3    BB-         5.00%        11/02/18     $      50,175
       49,747  Trizetto Group, Inc., Term Loan B .............     B1    BB-         4.75%        05/02/18            50,047
       50,000  Trizetto Group, Inc., Term Loan, Second
                  Lien .......................................    Caa1   CCC+        8.50%        03/26/19            51,125
       49,749  Wolverine Healthcare Analytics, Inc., Term
                  Loan B .....................................    Ba3     B+         4.50%        05/31/19            50,341
                                                                                                               -------------
                                                                                                                     201,688
                                                                                                               -------------
               HOMEFURNISHING RETAIL - 0.4%
       49,875  Serta Simmons Holdings, LLC, Term
                  Loan B .....................................     B1     B+         5.00%        10/01/19            50,522
       49,875  Tempur-Pedic International, Inc., Term
                  Loan B .....................................    Ba3     BB         5.00%        11/20/19            50,667
                                                                                                               -------------
                                                                                                                     101,189
                                                                                                               -------------
               HOUSEHOLD APPLIANCES - 0.4%
       99,494  Alliance Laundry Systems, LLC, Term
                  Loan B .....................................     B2     B          4.50%        12/07/19           100,364
                                                                                                               -------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES -
                  0.2%
       49,750  Genpact International, Inc., Term Loan B ......    Ba2    BB+         4.25%        08/17/19            50,621
                                                                                                               -------------
               HYPERMARKETS & SUPER CENTERS - 0.8%
      199,251  BJ's Wholesale Club, Inc., Term Loan,
                  First Lien .................................     B3     B          4.25%        09/20/19           200,841
                                                                                                               -------------
               INDEPENDENT POWER PRODUCERS & ENERGY
                  TRADERS - 0.6%
       49,750  Calpine Corp., Term Loan B3 ...................     B1    BB-         4.00%        09/28/19            50,367
       38,462  Dynegy, Inc., Term Loan B1 ....................     B2    BB-         4.00%        04/16/20            38,441
       61,538  Dynegy, Inc., Term Loan B2 ....................     B2    BB-         4.00%        04/11/20            61,505
                                                                                                               -------------
                                                                                                                     150,313
                                                                                                               -------------
               INDUSTRIAL CONGLOMERATES - 1.0%
      199,500  Silver II Borrower S.C.A., Term Loan B ........     B1     B+         4.00%        12/13/19           200,847
       49,875  Tomkins Air Distribution, Term Loan B .........     B1     B          5.00%        11/09/18            50,644
                                                                                                               -------------
                                                                                                                     251,491
                                                                                                               -------------
               INDUSTRIAL MACHINERY - 0.2%
       49,875  Dematic Holdings S.a.r.l., Term Loan B ........     B1     B          5.25%        12/18/19            50,374
                                                                                                               -------------
               INSURANCE BROKERS - 3.6%
      249,375  AmWINS Group, LLC, Term Loan B ................     B1     B+         5.00%        06/06/19           251,931
       49,875  Compass Investors, Inc., Term Loan B ..........     B1     B-         5.25%        12/14/19            50,449
      149,625  Confie Seguros Holding Co., Term Loan B .......     B2     B-         6.50%        11/08/18           150,467
      300,000  Cooper Gay Swett & Crawford, Ltd., Term
                  Loan B .....................................    Ba3     B          8.25%        04/05/20           302,625
      180,000  Cooper Gay Swett & Crawford, Ltd., Term
                  Loan, Second Lien ..........................    Caa1   CCC+        8.25%        09/19/20           183,600
                                                                                                               -------------
                                                                                                                     939,072
                                                                                                               -------------


Page 10                See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

  PRINCIPAL                                                      RATINGS (a)                       STATED
    VALUE                        DESCRIPTION                    MOODY'S   S&P     RATE (b)      MATURITY (c)       VALUE
-------------  -----------------------------------------------  --------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

               INTEGRATED TELECOMMUNICATION SERVICES - 0.8%
$     100,000  Securus Technologies, Inc, Term Loan ..........     B2     B          4.75%        04/15/20     $     100,188
       99,750  Windstream Corp., Term Loan B4 ................    Baa3   BB+         3.50%        01/08/20           100,062
                                                                                                               -------------
                                                                                                                     200,250
                                                                                                               -------------
               IT CONSULTING & OTHER SERVICES - 0.6%
       45,192  Sirius Computer Solutions, Inc., Term Loan ....    Ba3    BB-         7.00%        11/30/18            45,983
       99,107  West Corp., Term Loan B8 ......................    Ba3     B+         3.75%        06/30/18           100,649
                                                                                                               -------------
                                                                                                                     146,632
                                                                                                               -------------
               LIFE & HEALTH INSURANCE - 0.2%
       47,788  CNO Financial Group, Inc., Term Loan B2 .......    Ba3     B+         5.00%        09/20/18            48,425
                                                                                                               -------------
               LIFE SCIENCES TOOLS & SERVICES - 0.1%
       31,288  Quintiles Transnational Corp., Term Loan B2 ...     B1    BB-         4.50%        06/08/18            31,686
                                                                                                               -------------
               METAL & GLASS CONTAINERS - 1.0%
      150,000  Berlin Packaging, Term Loan B .................     B1     B+         4.75%        03/18/19           151,594
      100,000  Berry Plastics Corp., Term Loan D .............     B1     B+         3.50%        02/04/20            99,833
                                                                                                               -------------
                                                                                                                     251,427
                                                                                                               -------------
               MOVIES & ENTERTAINMENT - 1.5%
      300,000  AMC Entertainment, Inc., Term Loan B ..........    Ba2    BB-         3.50%        04/18/20           301,947
      100,000  Village Roadshow Films Ltd., Term Loan B ......     A2     NR         4.75%        11/21/17           102,000
                                                                                                               -------------
                                                                                                                     403,947
                                                                                                               -------------
               OTHER DIVERSIFIED FINANCIAL SERVICES - 3.3%
      300,000  EVERTEC, Term Loan B ..........................     B1    BB-         3.50%        04/05/20           299,250
      150,000  First Data Corp., Term Loan B .................     B1     B+         5.20%        03/24/17           149,766
      257,902  Moneygram International, Term Loan B ..........     B1    BB-         4.25%        03/25/20           259,930
      149,625  Transfirst Holdings, Inc., Term Loan B ........     B1     B          4.75%        12/27/17           149,999
                                                                                                               -------------
                                                                                                                     858,945
                                                                                                               -------------
               PACKAGED FOODS & MEATS - 3.0%
      239,107  Blue Buffalo Company, Ltd., Term Loan B .......     B1     B+         4.75%        08/07/19           242,394
       49,749  Ferrara Candy Company, Term Loan B ............     B2     B      7.50%-8.50%      06/08/18            50,371
      150,000  H.J. Heinz Co., Term Loan B2 ..................    Ba2     BB         3.50%        03/18/20           151,313
      200,000  New HB Acquisition, LLC, Term Loan B ..........     NR     B-         6.75%        02/12/20           204,500
      150,000  Weight Watchers International, Inc., Term
                  Loan B2 ....................................    Ba1    BB-         3.75%        04/01/20           149,495
                                                                                                               -------------
                                                                                                                     798,073
                                                                                                               -------------
               PAPER PACKAGING - 0.2%
       49,750  Reynolds Consumer Products Holdings, Inc.,
                  Term Loan ..................................     B1     B+         4.75%        09/21/18            50,520
                                                                                                               -------------
               PHARMACEUTICALS - 1.7%
      250,000  Catalent Pharma Solutions, Inc., Term Loan ....    Caa1    B          6.50%        12/31/17           252,500
       99,750  Catalent Pharma Solutions, Inc., Term
                  Loan B2 ....................................    Ba3    BB-         4.25%        09/15/17           100,822
       99,501  Par Pharmaceutical, Inc., Term Loan B .........     B1     B+         4.25%        09/30/19           100,413
                                                                                                               -------------
                                                                                                                     453,735
                                                                                                               -------------

                       See Notes to Financial Statements                 Page 11

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

  PRINCIPAL                                                      RATINGS (a)                       STATED
    VALUE                        DESCRIPTION                    MOODY'S   S&P     RATE (b)      MATURITY (c)       VALUE
-------------  -----------------------------------------------  --------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

               PUBLISHING - 0.8%
$     100,000  McGraw-Hill Global Education Holdings, LLC,
                  Term Loan B ................................     B2     NR         9.00%        03/18/19     $     100,000
       99,750  Tribune Co., Term Loan B ......................    Ba3    BB+         4.00%        12/17/19           100,893
                                                                                                               -------------
                                                                                                                     200,893
                                                                                                               -------------
               REAL ESTATE SERVICES - 1.0%
      250,000  Realogy Corp., Term Loan B ....................     B1    BB-         4.50%        02/12/20           252,890
                                                                                                               -------------
               RESEARCH & CONSULTING SERVICES - 1.7%
      100,000  Advantage Sales & Marketing, Inc., Term
                  Loan, First Lien ...........................    Ba3     B+         4.25%        12/18/17           101,125
      152,105  Advantage Sales & Marketing, Inc., Term
                  Loan, Second Lien ..........................    Caa1    B-         8.25%        06/18/18           152,485
      100,000  SurveyMonkey.Com, LLC, Term Loan B ............     B2     B          5.50%        02/07/19           101,250
       99,746  Symphony IRI Group, Inc., Term Loan B .........     B1     B+         4.50%        12/01/17           100,744
                                                                                                               -------------
                                                                                                                     455,604
                                                                                                               -------------
               RESTAURANTS - 1.9%
      448,164  Focus Brands, Inc., Term Loan B ...............     B1     B          6.25%        02/21/18           450,965
       50,000  Focus Brands, Inc., Term Loan, Second Lien ....    Caa1   CCC+       10.25%        08/21/18            51,125
                                                                                                               -------------
                                                                                                                     502,090
                                                                                                               -------------
               RETAIL REITS - 0.4%
      100,000  Capital Automotive L.P., Term Loan, Second ....
                  Lien                                             B1     B-         6.00%        04/16/20           103,000
                                                                                                               -------------
               SEMICONDUCTORS - 1.4%
      250,000  Freescale Semiconductor, Inc., Term Loan B ....     B1     B          5.00%        01/30/20           253,438
       99,750  NXP B.V., Term Loan C .........................     B1     B+         4.75%        12/06/19           101,994
                                                                                                               -------------
                                                                                                                     355,432
                                                                                                               -------------
               SPECIALIZED CONSUMER SERVICES - 0.4%
       99,750  Asurion Corp., Term Loan B1 ...................   Ba2(f)   B+         4.50%        05/24/19           100,860
                                                                                                               -------------
               SPECIALIZED FINANCE - 1.0%
       99,500  AlixPartners, LLP, Term Loan B2 ...............    Ba3     B+         4.50%        06/01/19           100,682
      100,000  Duff & Phelps Corp., Term Loan B ..............     B1     B          4.50%        03/12/20           101,000
       49,367  Fly Leasing, Ltd., Term Loan B ................     B1    BBB-        5.75%        08/06/18            50,005
                                                                                                               -------------
                                                                                                                     251,687
                                                                                                               -------------
               SPECIALTY CHEMICALS - 2.5%
       65,839  AI Chem & Cy S.C.A., Term Loan B1 .............    Ba3     B+         4.50%        09/12/19            66,621
       34,160  AI Chem & Cy S.C.A., Term Loan B2 .............    Ba3     B+         4.50%        09/12/19            34,566
       49,749  Ascend Performance Materials, LLC, Term
                  Loan B .....................................   B1(f)  BB-(f)       6.75%        04/10/18            50,495
       49,719  AZ Chemicals, Inc., Term Loan B ...............    Ba3    BB-         5.25%        12/22/17            50,526
      200,000  Cyanco Intermediate Corp., Term Loan B ........     B2     B+         5.50%        05/15/20           199,500
      150,000  DuPont Performance Coatings, Term Loan B ......     B1     B+         4.75%        01/17/20           151,860
       49,875  Houghton International, Inc., Term Loan B .....     B1     B          5.25%        12/13/19            50,623
      149,591  Nusil Technology, LLC, Term Loan ..............     B1    BB-         5.00%        04/07/17           150,386
       49,746  Omnova Solutions, Inc., Term Loan B ...........    Ba2     B+         4.25%        05/31/18            50,243
                                                                                                               -------------
                                                                                                                     652,960
                                                                                                               -------------

Page 12                      See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

  PRINCIPAL                                                      RATINGS (a)                       STATED
    VALUE                        DESCRIPTION                    MOODY'S   S&P     RATE (b)      MATURITY (c)       VALUE
-------------  -----------------------------------------------  --------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

               SPECIALTY STORES - 0.8%
$     200,000  Rite Aid Corp., Term Loan B ...................     B1     B+         4.00%        02/07/20     $     202,376
                                                                                                               -------------
               STEEL - 0.2%
       49,750  Fortescue (FMG), Term Loan B ..................    Ba1    BB+         5.25%        10/02/17            50,621
                                                                                                               -------------
               SYSTEMS SOFTWARE - 0.7%
       45,651  Riverbed Technology, Inc., Term Loan B ........    Ba3    BBB-        4.00%        12/13/19            46,450
       41,537  SS&C Technologies Holdings, Inc., Term
                  Loan B1 ....................................    Ba3    BB-         5.00%        05/24/19            41,693
        4,297  SS&C Technologies Holdings, Inc., Term
                  Loan B2 ....................................    Ba3    BB-         5.00%        05/24/19             4,313
       99,750  SunGard Data Systems, Inc., Term Loan D .......    Ba3     BB         4.50%        12/14/19           100,935
                                                                                                               -------------
                                                                                                                     193,391
                                                                                                               -------------
               TRUCKING - 0.8%
       49,875  Hertz Corp., Term Loan B2 .....................    Ba1     BB         3.75%        03/11/18            50,399
      150,000  SIRVA Worldwide, Inc., Term Loan B ............   NR(f)   B(f)        7.50%        03/22/19           148,125
                                                                                                               -------------
                                                                                                                     198,524
                                                                                                               -------------
               WIRELESS TELECOMMUNICATION SERVICES - 2.4%
      250,000  Cricket Communications, Inc., Term Loan C .....    Ba3     B+         4.75%        03/15/20           251,027
      100,000  Lightower Fiber Networks, Term Loan B .........     B1     B          4.50%        04/01/20           101,000
      125,000  Lightower Fiber Networks, Term Loan,
                  Second Lien ................................    Caa1   CCC+        8.00%        04/01/21           127,344
      150,000  Syniverse Holdings, Inc., Delayed Draw Term
                  Loan (e) ...................................     B1    BB-         1.50%(d)     04/23/19           150,470
                                                                                                               -------------
                                                                                                                     629,841
                                                                                                               -------------
               TOTAL SENIOR FLOATING-RATE LOAN INTERESTS .................................................        19,166,347
               (Cost $18,952,682)                                                                              -------------

  PRINCIPAL                                                      RATINGS (a)      STATED           STATED
    VALUE                        DESCRIPTION                    MOODY'S   S&P     COUPON          MATURITY         VALUE
-------------  -----------------------------------------------  --------------  -------------  --------------  -------------
CORPORATE BONDS AND NOTES - 12.7%

               AEROSPACE & DEFENSE - 0.4%
      100,000  GenCorp, Inc. (g) .............................    Ba3     B-        7.13%         03/15/21           108,250
                                                                                                               -------------
               AUTO PARTS & EQUIPMENT - 1.0%
      250,000  American Axle & Manufacturing, Inc.............     B2     B         6.25%         03/15/21           264,687
                                                                                                               -------------
               AUTOMOBILE MANUFACTURERS - 0.2%
       50,000  Chrysler Group LLC/Chrysler Group
                  Co-Issuer, Inc..............................     B1     B         8.25%         06/15/21            57,625
                                                                                                               -------------
               BUILDING PRODUCTS - 0.9%
      125,000  American Builders & Contractors Supply Co.,
                  Inc. (g) ...................................     B3     B         5.63%         04/15/21           130,156
      100,000  Apex Tool Group, LLC (g) ......................     B3     B-        7.00%         02/01/21           107,750
                                                                                                               -------------
                                                                                                                     237,906
                                                                                                               -------------
               CABLE & SATELLITE - 0.2%
       50,000  CCO Holdings LLC/CCO Holdings Capital
                  Corp. (g) ..................................     B1    BB-        5.25%         03/15/21            51,500
                                                                                                               -------------

                       See Notes to Financial Statements                 Page 13

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

  PRINCIPAL                                                      RATINGS (a)      STATED           STATED
    VALUE                        DESCRIPTION                    MOODY'S   S&P     COUPON          MATURITY         VALUE
-------------  -----------------------------------------------  --------------  -------------  --------------  -------------
CORPORATE BONDS AND NOTES - (CONTINUED)

               CASINOS & GAMING - 1.3%
$      50,000  MGM Resorts International .....................     B3     B+         8.63%        02/01/19     $      59,500
      250,000  Station Casinos LLC (g) .......................    Caa1   CCC+        7.50%        03/01/21           265,000
                                                                                                               -------------
                                                                                                                     324,500
                                                                                                               -------------
               COAL & CONSUMABLE FUELS - 0.4%
      100,000  Arch Coal, Inc.................................     B3     B-         8.75%        08/01/16           104,500
                                                                                                               -------------
               COMMERCIAL PRINTING - 0.2%
       50,000  RR Donnelley & Sons Co.........................    Ba3     BB         7.88%        03/15/21            54,750
                                                                                                               -------------
               CONSUMER FINANCE - 0.8%
      200,000  Nationstar Mortgage LLC/Nationstar Capital
                  Corp. (g) ..................................     B2     B+         6.50%        07/01/21           210,750
                                                                                                               -------------
               DISTILLERS & VINTNERS - 0.2%
       50,000  Constellation Brands, Inc......................    Ba1    BB+         3.75%        05/01/21            50,938
                                                                                                               -------------
               HEALTH CARE EQUIPMENT - 0.7%
      150,000  Kinetic Concepts, Inc./KCI USA, Inc............     B3     B         10.50%        11/01/18           169,125
                                                                                                               -------------
               INDEPENDENT POWER PRODUCERS & ENERGY
                  TRADERS - 0.5%
      125,000  AES Corp.......................................    Ba3    BB-         4.88%        05/15/23           127,813
                                                                                                               -------------
               IT CONSULTING & OTHER SERVICES - 0.2%
       50,000  West Corp......................................    Caa1    B          7.88%        01/15/19            54,750
                                                                                                               -------------
               LIFE SCIENCES TOOLS & SERVICES - 0.4%
      100,000  Inventiv Health, Inc. (g) .....................     B2     B          9.00%        01/15/18           106,000
                                                                                                               -------------
               OIL & GAS REFINING & MARKETING - 0.2%
       50,000  Rain CII Carbon LLC/CII Carbon Corp. (g) ......     B1    BB-         8.25%        01/15/21            54,625
                                                                                                               -------------
               PACKAGED FOODS & MEATS - 0.4%
      100,000  Wells Enterprises, Inc. (g) ...................     B2     B+         6.75%        02/01/20           108,750
                                                                                                               -------------
               RAILROADS - 0.5%
      125,000  Watco Cos., LLC/Watco Finance Corp. (g) .......     B3    CCC+        6.38%        04/01/23           130,937
                                                                                                               -------------
               REAL ESTATE OPERATING COMPANIES - 0.2%
       50,000  ClubCorp Club Operations, Inc..................     B3     B+        10.00%        12/01/18            56,438
                                                                                                               -------------
               SPECIALIZED CONSUMER SERVICES - 1.0%
      250,000  ARAMARK Corp. (g) .............................     B3     B-         5.75%        03/15/20           263,125
                                                                                                               -------------
               SPECIALTY CHEMICALS - 0.6%
      150,000  Hexion US Finance Corp. (g) ...................     B1     B-         6.63%        04/15/20           157,125
                                                                                                               -------------
               TIRES & RUBBER - 1.0%
      250,000  Goodyear Tire & Rubber (The) Co................     B1     B+         6.50%        03/01/21           262,812
                                                                                                               -------------
               TRUCKING - 0.5%
      125,000  Avis Budget Car Rental LLC/Avis Budget
                  Finance, Inc. (g) ..........................     B2     B          5.50%        04/01/23           129,531
                                                                                                               -------------
               WIRELESS TELECOMMUNICATION SERVICES - 0.9%
      200,000  MetroPCS Wireless, Inc. (g) ...................     B1     BB         6.63%        04/01/23           215,750
                                                                                                               -------------
               TOTAL CORPORATE BONDS AND NOTES ...........................................................         3,302,187
               (Cost $3,130,806)                                                                               -------------

Page 14                See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

  PRINCIPAL                                                      RATINGS (a)      STATED           STATED
    VALUE                        DESCRIPTION                    MOODY'S   S&P     COUPON          MATURITY         VALUE
-------------  -----------------------------------------------  --------------  -------------  --------------  -------------
FOREIGN CORPORATE BONDS AND NOTES - 3.0%

               ALTERNATIVE CARRIERS - 1.0%
$     125,000  Intelsat Luxembourg S.A. (g) ..................    Caa3   CCC+        6.75%        06/01/18     $     132,187
      125,000  Intelsat Luxembourg S.A. (g) ..................    Caa3   CCC+        7.75%        06/01/21           132,188
                                                                                                               -------------
                                                                                                                     264,375
                                                                                                               -------------
               CABLE & SATELLITE - 0.2%
       50,000  Cogeco Cable, Inc. (g) ........................     NR    BB-         4.88%        05/01/20            51,063
                                                                                                               -------------
               DIVERSIFIED CHEMICALS - 0.2%
       50,000  INEOS Finance PLC (g) .........................     B1     B+         8.38%        02/15/19            56,563
                                                                                                               -------------
               METAL & GLASS CONTAINERS - 0.6%
      150,000  Ardagh Packaging Finance PLC/Ardagh
                  Holdings USA, Inc. (g) .....................     B3    CCC+        7.00%        11/15/20           159,000
                                                                                                               -------------
               WIRELESS TELECOMMUNICATION SERVICES - 1.0%
      250,000  SoftBank Corp. (g) ............................    Baa3   BBB-        4.50%        04/15/20           259,371
                                                                                                               -------------
               TOTAL FOREIGN CORPORATE BONDS AND NOTES ...................................................           790,372
               (Cost $752,875)                                                                                 -------------


               TOTAL INVESTMENTS - 89.2% .................................................................        23,258,906
               (Cost $22,836,363) (h)

               NET OTHER ASSETS AND LIABILITIES - 10.8% ..................................................         2,816,028
                                                                                                               -------------
               NET ASSETS - 100.0% .......................................................................     $  26,074,934
                                                                                                               =============


(a) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(b) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at April 30, 2013.

(c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(d)   Represents commitment fee rate on unfunded loan commitment.

(e)   Delayed Draw Loan (see Note 2C in the Notes to Financial Statements).

(f) This Senior Loan was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(g) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2013, securities noted as such amounted to $2,829,621 or 10.85% of net assets.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $432,165 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,622.

NR    Not Rated


                       See Notes to Financial Statements                 Page 15

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2           LEVEL 3
                                                           TOTAL           LEVEL 1       SIGNIFICANT       SIGNIFICANT
                                                          VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
                                                          4/30/2013        PRICES          INPUTS            INPUTS
                                                       -------------    ------------    -------------    --------------
Senior Floating-Rate Loan Interests*...............    $  19,166,347    $         --    $  19,166,347    $           --
Corporate Bonds and Notes*.........................        3,302,187              --        3,302,187                --
Foreign Corporate Bonds and Notes*.................          790,372              --          790,372                --
                                                       -------------    ------------    -------------    --------------
Total Investments..................................    $  23,258,906    $         --    $  23,258,906    $           --
                                                       =============    ============    =============    ==============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


Page 16                See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2013 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $22,836,363)..........................................................................      $ 23,258,906
Cash...........................................................................................         5,725,759
Receivables:
   Investment securities sold..................................................................         2,410,959
   Fund shares sold............................................................................         1,109,613
   Interest....................................................................................           126,616
Prepaid expenses...............................................................................               310
                                                                                                     ------------
      Total Assets.............................................................................        32,632,163
                                                                                                     ------------

LIABILITIES:
Payables:
   Investment securities purchased.............................................................         6,388,925
   Shares repurchased..........................................................................            55,714
   Investment advisory fees....................................................................            33,305
   Audit and tax fees..........................................................................            26,807
   Distributions payable.......................................................................            22,073
   Registration fees...........................................................................             8,493
   Printing fees...............................................................................             6,368
   12b-1 distribution and service fees.........................................................             5,645
   Administrative fees.........................................................................             3,711
   Transfer agent fees.........................................................................             2,829
   Custodian fees..............................................................................             2,061
   Financial reporting fees....................................................................               771
   Commitment fees.............................................................................               322
   Trustees' fees and expenses.................................................................               205
                                                                                                     ------------
      Total Liabilities........................................................................         6,557,229
                                                                                                     ------------
NET ASSETS.....................................................................................      $ 26,074,934
                                                                                                     ============

NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $ 25,578,312
Par value ($0.01 per share with an unlimited number of shares authorized)......................            12,535
Accumulated net investment income (loss).......................................................           (45,425)
Accumulated net realized gain (loss) on investments............................................           106,969
Net unrealized appreciation (depreciation) on investments......................................           422,543
                                                                                                     ------------
NET ASSETS.....................................................................................      $ 26,074,934
                                                                                                     ============
MAXIMUM OFFERING PRICE PER SHARE:
   (Net assets are rounded to the nearest whole dollar and shares are rounded to the nearest full share)
CLASS A SHARES:
   Net asset value and redemption price per share (Based on net assets of $11,990,330 and
     576,339 shares of beneficial interest issued and outstanding).............................      $      20.80
   Maximum sales charge (3.50% of offering price)..............................................              0.75
                                                                                                     ------------
   Maximum offering price to public............................................................      $      21.55
                                                                                                     ============
CLASS C SHARES:
   Net asset value and redemption price per share (Based on net assets of $4,780,299 and
     229,932 shares of beneficial interest issued and outstanding).............................      $      20.79
                                                                                                     ============
CLASS I SHARES:
   Net asset value and redemption price per share (Based on net assets of $9,304,305 and
     447,258 shares of beneficial interest issued and outstanding).............................      $      20.80
                                                                                                     ============

                       See Notes to Financial Statements                 Page 17

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)

INVESTMENT INCOME:
Interest.......................................................................................      $    237,861
Other..........................................................................................            17,284
                                                                                                     ------------
   Total investment income.....................................................................           255,145
                                                                                                     ------------

EXPENSES:
Investment advisory fees.......................................................................            34,667
Audit and tax fees.............................................................................            26,807
12b-1 distribution and service fees:
   Class A.....................................................................................             5,025
   Class C.....................................................................................            14,151
Registration fees..............................................................................            15,599
Administrative fees............................................................................            10,223
Trustees' fees and expenses....................................................................             8,384
Printing fees..................................................................................             6,929
Financial reporting fees.......................................................................             4,625
Legal fees.....................................................................................             3,605
Transfer agent fees............................................................................             3,230
Custodian fees.................................................................................             2,061
Commitment fees................................................................................               322
Other..........................................................................................             2,136
                                                                                                     ------------
   Total expenses..............................................................................           137,764
   Less fees waived and expenses reimbursed by the investment advisor..........................           (65,253)
                                                                                                     ------------
Net expenses...................................................................................            72,511
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................           182,634
                                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................           105,890
   Net increase from payment by the advisor (a)................................................             1,079
   Net change in unrealized appreciation (depreciation) on investments.........................           422,543
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................           529,512
                                                                                                     ------------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS...............................      $    712,146
                                                                                                     ============

---------------------------------------

(a)   See Note 3 in the Notes to Financial Statements.


Page 18                See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED
                                                                              4/30/2013 (a)
                                                                               (UNAUDITED)
                                                                              -------------
OPERATIONS:
Net investment income (loss)................................................  $     182,634
Net realized gain (loss)....................................................        105,890
Net change in unrealized appreciation (depreciation)........................        422,543
Net increase from payment by the advisor (b)................................          1,079
                                                                              -------------
Net increase (decrease) in net assets resulting from operations.............        712,146
                                                                              -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..............................................................        (88,995)
Class C shares..............................................................        (51,786)
Class I shares..............................................................        (87,278)
                                                                              -------------
Total distributions to shareholders.........................................       (228,059)
                                                                              -------------

CAPITAL TRANSACTIONS:
Proceeds from shares sold...................................................     33,467,226
Proceeds from shares reinvested.............................................        103,042
Cost of shares redeemed.....................................................     (7,979,421)
                                                                              -------------
Net increase (decrease) in net assets resulting from capital transactions...     25,590,847
                                                                              -------------
Total increase (decrease) in net assets.....................................     26,074,934

NET ASSETS:
Beginning of period.........................................................             --
                                                                              -------------
End of period...............................................................  $  26,074,934
                                                                              =============
Accumulated net investment income (loss) at end of period...................  $     (45,425)
                                                                              =============

---------------------------------------

(a) The Fund was initially seeded and commenced operations on November 1, 2012.

(b)   See Note 3 in the Notes to Financial Statements.


                       See Notes to Financial Statements                 Page 19

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                   SIX MONTHS
                                                      ENDED
                                                  4/30/2013 (a)
CLASS A SHARES                                     (UNAUDITED)
                                                  -------------

Net asset value, beginning of period............   $     20.00
                                                   -----------
INCOME FROM INVESTMENT OPERATIONS: .............
Net investment income (loss) (b)................          0.35
Net realized and unrealized gain (loss).........          0.85
                                                   -----------
Total from investment operations................          1.20
                                                   -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................         (0.40)
                                                   -----------
Total distributions.............................         (0.40)
                                                   -----------
Net asset value, end of period..................   $     20.80
                                                   ===========
TOTAL RETURN (c)................................          6.03% (d)
                                                   ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............   $    11,991
Ratio of total expenses to average net assets...          2.47% (e)
Ratio of net expenses to average net assets.....          1.25% (e)
Ratio of net investment income (loss) to
   average net assets...........................          3.53% (e)
Portfolio turnover rate.........................            98%

(a) Class A Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d) The Fund received reimbursements from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079. The reimbursements from the Advisor represent less than $0.01 per share and had no effect on the total return of the Class A Shares.

(e)   Annualized.


Page 20                See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                   SIX MONTHS
                                                      ENDED
                                                  4/30/2013 (a)
CLASS C SHARES                                     (UNAUDITED)
                                                  -------------

Net asset value, beginning of period............   $     20.00
                                                   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................          0.28
Net realized and unrealized gain (loss).........          0.84
                                                   -----------
Total from investment operations................          1.12
                                                   -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................         (0.33)
                                                   -----------
Total distributions.............................         (0.33)
                                                   -----------
Net asset value, end of period..................   $     20.79
                                                   ===========
TOTAL RETURN (c)................................          5.65% (d)
                                                   ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............   $     4,780
Ratio of total expenses to average net assets...          3.22% (e)
Ratio of net expenses to average net assets.....          2.00% (e)
Ratio of net investment income (loss) to
   average net assets...........................          2.78% (e)
Portfolio turnover rate.........................            98%

(a) Class C Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d) The Fund received reimbursements from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079. The reimbursements from the Advisor represent less than $0.01 per share and had no effect on the total return of the Class C Shares.

(e)   Annualized.


                       See Notes to Financial Statements                 Page 21

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                   SIX MONTHS
                                                      ENDED
                                                  4/30/2013 (a)
CLASS I SHARES                                     (UNAUDITED)
                                                  -------------

Net asset value, beginning of period............   $     20.00
                                                   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................          0.37
Net realized and unrealized gain (loss).........          0.85
                                                   -----------
Total from investment operations................          1.22
                                                   -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................         (0.42)
                                                   -----------
Total distributions.............................         (0.42)
                                                   -----------
Net asset value, end of period..................   $     20.80
                                                   ===========
TOTAL RETURN (c)................................          6.13% (d)
                                                   ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............   $     9,304
Ratio of total expenses to average net assets...          2.22% (e)
Ratio of net expenses to average net assets.....          1.00% (e)
Ratio of net investment income (loss) to
   average net assets...........................          3.78% (e)
Portfolio turnover rate.........................            98%


(a) Class I Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d) The Fund received reimbursements from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079. The reimbursements from the Advisor represent less than $0.01 per share and had no effect on the total return of the Class I Shares.

(e)   Annualized.


Page 22                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Short Duration High Income Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's primary investment objective is to seek to provide a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield debt securities and bank loans that are rated below-investment grade or unrated. High-yield debt securities are below-investment grade debt securities, commonly known as "junk bonds." For purposes of determining whether a security is below-investment grade, the lowest available rating is used. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

---------------------------------

1 The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

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                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)


Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

Securities traded in an over-the-counter market are valued at their closing bid prices.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In the event that market quotations are not readily available, the pricing service does not provide a valuation, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust" or the "Advisor") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt securities and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the borrower/issuer;

      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

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                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)


The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery or forward purchase commitments as of April 30, 2013.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed draw loan commitments of $152,941 as of April 30, 2013.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

E. INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of April 30, 2013, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES:

The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

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                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)


 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.00% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until November 1, 2014. Expenses borne and fees waived by First Trust are subject to recovery by First Trust up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap in place at the time the expense was borne or the fee was waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2013 and the expenses borne by First Trust subject to recovery were as follows:


                                                          EXPENSES SUBJECT
    ADVISORY FEE WAIVERS     EXPENSE REIMBURSEMENTS         TO RECOVERY
    --------------------     ----------------------     --------------------
          $34,667                   $30,586                   $65,253

During the six months ended April 30, 2013, the Fund received reimbursements from the Advisor of $1,079 in connection with trade errors.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms until December 31, 2013, before rotating to serve as chairman of another committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                         SIX MONTHS
                                    ENDED APRIL 30, 2013

                                  SHARES            VALUE
                                ----------      ------------
Sales:
     Class A                       674,040      $ 13,826,414
     Class C                       313,083         6,366,378
     Class I                       647,982        13,274,434
                                ----------      ------------
Total Sales:                     1,635,105      $ 33,467,226
                                ==========      ============

Dividend Reinvestment:
     Class A                         2,026      $     41,965
     Class C                           724            14,948
     Class I                         2,229            46,129
                                ----------      ------------
Total Dividend Reinvestment:         4,979      $    103,042
                                ==========      ============

Redemptions:
     Class A                       (99,727)     $ (2,058,378)
     Class C                       (83,875)       (1,730,674)
     Class I                      (202,953)       (4,190,369)
                                ----------      ------------
Total Redemptions:                (386,555)     $ (7,979,421)
                                ==========      ============


                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended April 30, 2013, were $34,427,195 and $11,701,312, respectively.

                                 6. BORROWINGS

Effective March 28, 2013, the Trust and First Trust Variable Insurance Trust entered into a $20 million Committed Line of Credit ("Line of Credit") with the Bank of Nova Scotia ("Scotia") to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by Scotia, which First Trust will allocate amongst the funds that have access to the Line of Credit. To the extent that the Fund accesses the Line of Credit, there would also be an interest fee charged.

                        7. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse and compensate First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events to report.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)


                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

HIGH-YIELD SECURITIES RISK: High-yield securities, or "junk bonds," are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high-yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

CREDIT RISK: Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in high-yield or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

INTEREST RATE RISK: Interest rate risk is the risk that the value of the debt securities held by the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Duration is a common measure of interest rate risk, which measures a bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

BANK LOANS RISK: An investment in bank loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans, in which the Fund invests, are usually rated below-investment grade but may also be unrated. As a result, the risks associated with these loans are similar to the risks of below-investment grade fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior floating rate loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior floating rate loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Senior floating rate loans are subject to a number of risks described elsewhere in this Prospectus, including liquidity risk and the risk of investing in below-investment grade fixed income instruments.

LIQUIDITY RISK: The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

CONVERTIBLE BONDS RISK: The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

NON-U.S. SECURITIES RISK: Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

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ADDITIONAL INFORMATION - (CONTINUED)
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                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)


CURRENCY RISK: Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

PREPAYMENT RISK: Loans and other fixed income investments are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio may decline as the Fund generally holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset every 30 to 90 days.

NEW FUND RISK: The Fund currently has less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

   BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Series Fund (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Agreement") between the Trust, on behalf of the First Trust Short Duration High Income Fund (the "Fund"), and First Trust Advisors L.P. (the "Advisor" or "First Trust") at a meeting held on June 11, 2012. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services to be provided by the Advisor (including the relevant personnel responsible for these services and their experience); the proposed advisory fee for the Fund as compared to fees charged by investment advisors to comparable funds and as compared to fees charged to other clients of the Advisor; estimated expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses to be incurred in providing services to the Fund; financial data on the Advisor; any fall-out benefits to First Trust and First Trust Portfolios L.P.; and information on the Advisor's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

In reviewing the Agreement, the Board considered the nature, extent and quality of services to be provided by the Advisor under the Agreement, and noted that First Trust employees provide management services to other investment companies in the First Trust complex with diligence and care. The Board considered the efforts expended by the Advisor in organizing the Trust and making arrangements for other services to be provided to the Fund. The Board noted the compliance program that had been developed by the Advisor and the skills of its employees who would be working with the Fund. The Board considered that the Advisor applies the same oversight model internally with its Leveraged Finance Team, who would be managing the day-to-day investments of the Fund, as it uses for overseeing external sub-advisors. At the meeting, the Trustees received a presentation from one of the portfolio managers of the Fund and were able to ask questions about the Leveraged Finance Team's proposed investment strategies for the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.

The Board considered the advisory fees to be paid under the Agreement. The Board reviewed data prepared by Morningstar Associates LLC ("Morningstar"), an independent source, showing the proposed advisory fee of the Fund as compared to the advisory fees of a peer group selected by Morningstar, based on Class A shares. The Board noted that the Fund's proposed advisory fee was slightly above the median of the Morningstar peer group. The Board also reviewed data prepared by the Advisor showing the proposed advisory fee as compared to an additional group of peer funds. The Board considered that the Advisor agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding taxes, interest, brokerage commissions and other normal charges incidental to the purchase and sale of portfolio securities, service fees and distribution fees pursuant to the Rule 12b-1 plan, if any, and extraordinary expenses) from exceeding 1.00% of a class' average daily net assets for a two year period beginning on the effective date of the Fund's registration statement. The Board noted that fees waived or expenses borne by the Advisor are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee was waived or the expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the fee was waived or the expense was borne by the Advisor. The Board considered the advisory fees charged by the Advisor to other clients and noted that the Advisor does not provide advisory services to other funds with investment objectives and policies similar to the Fund's. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. On the basis of all the information provided on the fees and expenses of the Fund, the Board concluded that the advisory fee was reasonable and appropriate in light of the nature, extent and quality of services expected to be provided by the Advisor under the Agreement.

The Board noted that the proposed advisory fee was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by the Advisor in connection with its services to be performed under the Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Agreement to the Advisor. The Board considered that First Trust had identified as a fall-out benefit its exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust. The Board noted that in addition to the advisory fees to be paid by the Fund, First Trust's affiliate, First Trust Portfolios L.P., would be compensated for services provided to the Fund through 12b-1 fees and that First Trust also would be compensated for providing fund reporting services to the Fund. The Board noted that the Advisor does not maintain any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

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



FIRST TRUST


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302  of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                First Trust Series Fund
                ------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:  June 18, 2013
      ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:  June 18, 2013
      ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date:  June 18, 2013
      ---------------------

* Print the name and title of each signing officer under his or her signature.